Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (16.2%)
	Commonwealth Bank of Australia	2,040,407	211,225
	BHP Group Ltd.	5,985,106	206,141
	Westpac Banking Corp.	4,177,195	112,237
	National Australia Bank Ltd.	3,734,723	112,189
	ANZ Group Holdings Ltd.	3,634,010	92,450
	Wesfarmers Ltd.	1,377,864	79,484
	CSL Ltd.	590,374	74,393
	Macquarie Group Ltd.	418,115	61,362
	Goodman Group	2,422,794	51,469
[1]	Rio Tinto Ltd.	450,964	46,984
	Woodside Energy Group Ltd.	2,309,275	40,774
	Transurban Group	3,793,513	36,694
	Woolworths Group Ltd.	1,486,858	31,909
	Northern Star Resources Ltd.	1,685,840	30,991
	Fortescue Ltd.	1,935,757	28,031
	Brambles Ltd.	1,668,104	25,894
	QBE Insurance Group Ltd.	1,844,326	25,278
	Aristocrat Leisure Ltd.	667,483	24,797
	Coles Group Ltd.	1,633,426	24,134
	Evolution Mining Ltd.	2,445,280	23,483
	Santos Ltd.	3,955,788	19,291
	Scentre Group	6,381,978	18,086
	South32 Ltd.	5,491,924	17,398
	Origin Energy Ltd.	2,085,944	17,108
	Telstra Group Ltd.	4,896,054	16,633
*	James Hardie Industries plc GDR	688,207	15,682
	Suncorp Group Ltd.	1,324,047	15,587
	Cochlear Ltd.	79,399	14,799
	Computershare Ltd. (XASX)	644,616	14,640
	Insurance Australia Group Ltd.	2,765,259	14,579
*	Xero Ltd.	188,028	12,254
*	Light & Wonder Inc. GDR	100,676	11,691
	Sigma Healthcare Ltd.	5,247,453	11,244
	BlueScope Steel Ltd.	532,384	11,111
*	PLS Group Ltd.	3,777,755	11,085
	Stockland	2,936,065	10,986
*	Lynas Rare Earths Ltd.	1,089,454	10,967
	Medibank Pvt Ltd.	3,351,158	10,753
	ALS Ltd.	606,588	10,343
	Orica Ltd.	571,522	10,181
	Lottery Corp. Ltd.	2,679,600	9,546
	ASX Ltd.	237,064	9,436
	Washington H Soul Pattinson & Co. Ltd.	350,954	9,396
	APA Group	1,514,518	9,324
	Sonic Healthcare Ltd.	572,045	9,148
	WiseTech Global Ltd.	227,136	9,101
	Charter Hall Group	570,351	9,083
	GPT Group	2,333,117	8,572
	CAR Group Ltd.	433,541	8,296
	Pro Medicus Ltd.	64,683	8,269
*	Mineral Resources Ltd.	204,602	8,048
	Vicinity Ltd.	4,687,480	7,997
*	Sandfire Resources Ltd.	559,878	7,597
	SGH Ltd.	235,986	7,563
	REA Group Ltd.	57,478	7,557
	JB Hi-Fi Ltd.	133,499	7,521
*	NEXTDC Ltd.	769,465	7,110
	Ramelius Resources Ltd.	2,292,277	7,060
	Qube Holdings Ltd.	2,027,476	6,706
	Mirvac Group	4,788,757	6,650

		Shares	Market Value ($000)
	HUB24 Ltd.	93,476	6,550
*	Genesis Minerals Ltd.	1,279,013	6,316
	Perseus Mining Ltd.	1,638,068	6,309
	Qantas Airways Ltd.	895,168	6,259
	Technology One Ltd.	355,592	6,208
	SEEK Ltd.	412,932	5,998
	Dexus	1,282,632	5,984
	Ampol Ltd.	292,033	5,867
	Whitehaven Coal Ltd.	958,632	5,857
	Ramsay Health Care Ltd.	223,604	5,641
	Aurizon Holdings Ltd.	2,160,417	5,526
	Worley Ltd.	583,987	5,432
	Westgold Resources Ltd.	1,093,807	5,219
	Bendigo & Adelaide Bank Ltd.	679,990	5,178
	a2 Milk Co. Ltd.	840,976	4,950
	Dyno Nobel Ltd.	2,031,717	4,948
*	Paladin Energy Ltd.	515,152	4,830
*	Vault Minerals Ltd.	1,243,395	4,758
	Endeavour Group Ltd.	1,840,434	4,728
*	IGO Ltd.	821,241	4,694
	Regis Resources Ltd.	897,383	4,677
	Steadfast Group Ltd.	1,291,021	4,675
	Cleanaway Waste Management Ltd.	2,694,455	4,618
	Downer EDI Ltd.	821,139	4,579
	AGL Energy Ltd.	726,893	4,573
*	Capricorn Metals Ltd.	476,538	4,463
	Atlas Arteria Ltd.	1,229,514	4,243
*	Greatland Resources Ltd.	510,985	4,197
	Ansell Ltd.	174,699	3,961
	Challenger Ltd.	605,964	3,860
	Ventia Services Group Pty Ltd.	963,172	3,858
	Eagers Automotive Ltd.	205,877	3,822
*	Liontown Ltd.	2,979,368	3,782
	Bank of Queensland Ltd.	779,371	3,671
	Treasury Wine Estates Ltd.	959,781	3,577
	AMP Ltd.	3,027,579	3,544
	Codan Ltd.	124,094	3,268
[1]	Reece Ltd.	310,866	3,182
	Metcash Ltd.	1,318,522	3,040
	Chorus Ltd.	534,455	3,039
	AUB Group Ltd. (XASX)	139,286	2,924
*	Emerald Resources NL	605,408	2,846
	Harvey Norman Holdings Ltd.	626,980	2,818
	National Storage REIT	1,466,141	2,810
*	Zip Co. Ltd.	1,516,917	2,799
	Lendlease Corp. Ltd.	820,643	2,746
	nib holdings Ltd.	586,434	2,735
[1]	Breville Group Ltd.	122,233	2,724
	Sims Ltd.	192,836	2,700
	Netwealth Group Ltd.	147,423	2,498
	Monadelphous Group Ltd.	112,068	2,411
	Reliance Worldwide Corp. Ltd.	915,969	2,380
	Pinnacle Investment Management Group Ltd.	193,722	2,272
	Region Group	1,412,646	2,266
*	Resolute Mining Ltd.	2,512,064	2,250
[1]	Flight Centre Travel Group Ltd.	199,104	2,233
*	Telix Pharmaceuticals Ltd.	301,512	2,200
*,1	DroneShield Ltd.	955,971	2,194
	Charter Hall Long Wale REIT	809,838	2,190
*	Deep Yellow Ltd.	1,095,295	2,139
*	Austal Ltd.	422,427	2,037
*	Bellevue Gold Ltd.	1,734,155	2,034
*	Insignia Financial Ltd.	625,442	2,021
	Orora Ltd.	1,370,187	1,946
*	Mesoblast Ltd.	1,107,420	1,943
	HomeCo Daily Needs REIT	2,118,173	1,901
	Super Retail Group Ltd.	185,512	1,893
	Iluka Resources Ltd.	513,947	1,884
	Perenti Ltd.	963,730	1,855
	NRW Holdings Ltd.	512,903	1,851

		Shares	Market Value ($000)
	Champion Iron Ltd.	458,116	1,850
[1]	Yancoal Australia Ltd.	455,202	1,822
	Charter Hall Retail REIT	661,173	1,800
*,1	Southern Cross Gold Consolidated Ltd. GDR	244,115	1,750
	BWP Property Group Ltd.	671,465	1,745
	New Hope Corp. Ltd.	555,807	1,743
*	IperionX Ltd.	343,194	1,720
	Centuria Industrial REIT	744,746	1,683
	Tabcorp Holdings Ltd.	2,728,972	1,675
*	Tuas Ltd.	338,148	1,672
[2]	Viva Energy Group Ltd.	1,331,326	1,667
	Perpetual Ltd.	130,832	1,638
	ARB Corp. Ltd.	90,853	1,625
	Ingenia Communities Group	488,776	1,603
	Nick Scali Ltd.	94,363	1,603
*	Catalyst Metals Ltd.	278,226	1,578
*	Judo Capital Holdings Ltd.	1,246,561	1,571
	Lovisa Holdings Ltd.	73,167	1,569
*	Megaport Ltd.	194,264	1,551
	Beach Energy Ltd.	1,787,455	1,532
	Imdex Ltd.	592,326	1,531
*	Neuren Pharmaceuticals Ltd.	131,385	1,521
*	PEXA Group Ltd.	156,994	1,501
	Nickel Industries Ltd.	2,360,524	1,494
	Generation Development Group Ltd.	389,814	1,450
	Deterra Royalties Ltd.	492,570	1,438
	SRG Global Ltd.	677,454	1,421
*	Predictive Discovery Ltd.	2,510,173	1,387
[1]	IDP Education Ltd.	312,989	1,362
	Waypoint REIT Ltd.	792,535	1,351
[1]	Domino's Pizza Enterprises Ltd.	83,921	1,329
*	Alkane Resources Ltd.	1,225,261	1,327
*	Silex Systems Ltd.	276,436	1,311
*	WEB Travel Group Ltd.	408,663	1,308
	TPG Telecom Ltd.	484,768	1,308
	Bega Cheese Ltd.	306,054	1,295
*	Pantoro Gold Ltd.	379,034	1,257
[1,3]	Corporate Travel Management Ltd.	140,288	1,256
	EVT Ltd.	142,944	1,238
	Nine Entertainment Co. Holdings Ltd.	1,557,785	1,235
	GrainCorp Ltd. Class A	244,652	1,227
	Helia Group Ltd.	301,727	1,220
	IRESS Ltd.	214,318	1,207
	Magellan Financial Group Ltd.	195,777	1,184
*	Ora Banda Mining Ltd.	1,389,988	1,165
	Service Stream Ltd.	729,549	1,156
	Data#3 Ltd.	170,676	1,156
	Centuria Capital Group	859,511	1,152
	Elders Ltd.	221,471	1,135
	Arena REIT	450,034	1,108
	Karoon Energy Ltd.	911,249	1,079
*	Develop Global Ltd.	299,031	1,074
*,1	Vulcan Energy Resources Ltd.	388,709	1,066
*	SiteMinder Ltd.	303,957	1,066
[1]	Guzman y Gomez Ltd.	69,075	1,060
	Premier Investments Ltd.	113,361	1,050
	GQG Partners Inc. GDR	942,414	1,027
	HMC Capital Ltd.	350,260	1,022
*	Temple & Webster Group Ltd.	122,869	1,022
	Regis Healthcare Ltd.	217,396	1,019
	Collins Foods Ltd.	129,002	957
*	Superloop Ltd.	584,713	932
	DigiCo Infrastructure REIT	522,610	932
	Aussie Broadband Ltd.	289,819	909
	SmartGroup Corp. Ltd.	152,313	893
*,1	Weebit Nano Ltd.	244,019	893
	McMillan Shakespeare Ltd.	72,701	862
*,1	Elevra Lithium Ltd.	185,039	854
*	Nanosonics Ltd.	314,370	849
	Amotiv Ltd.	145,154	847

		Shares	Market Value ($000)
	Stanmore Resources Ltd.	401,662	841
*	Gemlife Communities Group	236,422	827
	Dicker Data Ltd.	116,253	811
	Credit Corp. Group Ltd.	81,819	804
*	Macquarie Technology Group Ltd.	16,503	803
	Rural Funds Trust	568,732	802
	Hansen Technologies Ltd.	229,592	793
	Integral Diagnostics Ltd.	431,687	784
	IPH Ltd.	296,505	769
*	Clarity Pharmaceuticals Ltd.	360,149	764
	Inghams Group Ltd.	436,997	760
	Charter Hall Social Infrastructure REIT	368,044	744
*	St. Barbara Ltd.	1,473,526	722
*	Catapult Sports Ltd.	295,748	717
*	Amplitude Energy Ltd.	319,756	695
[1]	Supply Network Ltd.	27,198	694
[1]	PWR Holdings Ltd.	106,897	691
*	Nufarm Ltd.	419,747	685
[1]	Maas Group Holdings Ltd.	178,112	673
*,1	Boss Energy Ltd.	504,400	668
	Ridley Corp. Ltd.	383,272	665
	Kelsian Group Ltd.	238,372	647
	MyState Ltd.	207,336	646
	Dexus Industria REIT	360,952	644
*	Virgin Australia Holdings Ltd.	287,601	625
*	Chalice Mining Ltd.	412,406	620
[1]	Regal Partners Ltd.	278,948	609
	Navigator Global Investments Ltd. (XASX)	268,430	591
	oOh!media Ltd.	670,145	581
*,3	Opthea Ltd.	1,538,268	578
	EQT Holdings Ltd.	33,221	567
*	PolyNovo Ltd.	794,028	558
	Cromwell Property Group	1,948,606	556
	Growthpoint Properties Australia Ltd.	346,711	552
	Bapcor Ltd.	369,612	547
	Abacus Storage King	501,313	539
*	Gentrack Group Ltd.	118,221	537
	Bravura Solutions Ltd.	361,189	512
*	Select Harvests Ltd.	165,170	509
*	Arafura Rare Earths Ltd.	3,174,101	498
*,1	Core Lithium Ltd.	3,090,830	495
	Vulcan Steel Ltd.	102,672	494
*	Alpha HPA Ltd.	960,289	487
	Redox Ltd.	214,278	471
	Jumbo Interactive Ltd.	65,858	470
	GWA Group Ltd.	252,354	467
	Australian Clinical Labs Ltd.	243,750	462
	Healius Ltd.	707,243	443
*	Myer Holdings Ltd.	1,454,336	439
*,1	Lifestyle Communities Ltd.	112,637	432
	Centuria Office REIT	572,970	426
	Cedar Woods Properties Ltd.	72,352	408
	Fleetpartners Group Ltd.	204,315	406
	Clinuvel Pharmaceuticals Ltd.	52,162	398
[1]	L1 Group Ltd.	465,770	397
	G8 Education Ltd.	827,988	385
*	Tyro Payments Ltd.	574,581	379
	Abacus Group	468,587	377
	Australian Finance Group Ltd.	244,738	350
*	AUB Group Ltd.	16,248	342
	Australian Ethical Investment Ltd.	105,620	336
*	Omni Bridgeway Ltd.	305,109	328
*	Nuix Ltd.	272,036	326
	Accent Group Ltd.	494,150	317
*	Fineos Corp. Ltd. GDR	197,646	308
*	Aurelia Metals Ltd.	1,432,207	303
*,1	29Metals Ltd. (XASX)	882,481	291
*	Emeco Holdings Ltd.	314,988	288
*	Wildcat Resources Ltd.	1,139,021	285
	Praemium Ltd.	532,255	279

		Shares	Market Value ($000)
*	HealthCo REIT	549,325	279
	Kogan.com Ltd.	107,498	274
*	Audinate Group Ltd.	89,428	269
	Solvar Ltd.	199,813	259
	GDI Property Group Partnership	591,218	251
*	ioneer Ltd.	2,417,577	251
*	Baby Bunting Group Ltd.	148,688	247
*	EML Payments Ltd.	431,601	246
*,1	BrainChip Holdings Ltd.	2,438,357	246
*,1	Novonix Ltd.	887,175	231
*,1	Strike Energy Ltd.	2,897,347	221
	Humm Group Ltd.	401,850	209
*,1	Star Entertainment Group Ltd.	2,238,048	208
*	Mayne Pharma Group Ltd.	101,822	198
*,3	AVZ Minerals Ltd.	2,502,643	174
	Webjet Group Ltd.	305,331	170
*	Coast Entertainment Holdings Ltd.	447,965	169
*,1	Syrah Resources Ltd.	922,806	149
*	Australian Agricultural Co. Ltd.	136,728	130
*	Carnarvon Energy Ltd.	1,907,021	129
*	WA1 Resources Ltd.	9,623	113
*	Metals X Ltd.	119,627	107
*	OFX Group Ltd.	253,486	88
	MA Financial Group Ltd.	5,346	39
*,3	Leo Lithium Ltd.	1,077,115	25
*	FireFly Metals Ltd.	16,068	22
*,3	Firefinch Ltd.	1,170,950	16
*,3	ESG Minerals	68,277	—
			2,172,475
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (4.8%)
	AIA Group Ltd.	12,832,449	148,054
	Hong Kong Exchanges & Clearing Ltd.	1,458,864	80,429
	Sun Hung Kai Properties Ltd.	1,698,974	27,284
	CK Hutchison Holdings Ltd.	3,259,559	26,283
	Techtronic Industries Co. Ltd.	1,744,656	23,817
	BOC Hong Kong Holdings Ltd.	4,385,259	23,093
	CLP Holdings Ltd.	1,952,860	18,459
	Jardine Matheson Holdings Ltd.	222,652	16,226
	Link REIT	3,145,637	14,463
	Galaxy Entertainment Group Ltd.	2,628,062	13,353
	Power Assets Holdings Ltd.	1,674,207	12,986
	CK Asset Holdings Ltd.	2,194,433	12,855
	Hong Kong & China Gas Co. Ltd.	13,298,546	12,525
[2]	WH Group Ltd.	9,526,540	11,242
	Lenovo Group Ltd.	9,390,000	10,580
	Hongkong Land Holdings Ltd.	1,246,747	10,578
	MTR Corp. Ltd.	1,949,186	8,619
	Shenzhou International Group Holdings Ltd.	959,200	7,629
	Sino Land Co. Ltd.	4,412,443	6,640
	Wharf Real Estate Investment Co. Ltd.	1,882,283	6,535
	Henderson Land Development Co. Ltd.	1,599,190	6,361
*	MMG Ltd.	4,820,400	6,241
	CK Infrastructure Holdings Ltd.	745,313	6,121
	Sands China Ltd.	2,720,336	5,904
	SITC International Holdings Co. Ltd.	1,579,586	5,898
	ASMPT Ltd.	378,636	5,049
	AAC Technologies Holdings Inc.	894,257	4,245
[2]	Samsonite Group SA	1,619,297	4,114
[1]	Wharf Holdings Ltd.	1,159,283	3,748
[1]	Chow Tai Fook Jewellery Group Ltd.	2,034,018	3,738
	Swire Properties Ltd.	1,183,835	3,588
	PCCW Ltd.	4,656,133	3,480
	PRADA SpA	623,804	3,189
[1]	Swire Pacific Ltd. Class A	287,752	2,777
	Swire Pacific Ltd. Class B	1,705,686	2,769
	Orient Overseas International Ltd.	164,500	2,695

		Shares	Market Value ($000)
	Hang Lung Properties Ltd.	2,206,841	2,663
[1]	CGN Mining Co. Ltd.	4,060,000	2,650
[2]	BOC Aviation Ltd.	251,025	2,601
	Xinyi Glass Holdings Ltd.	1,953,640	2,553
*	New World Development Co. Ltd.	1,682,539	2,448
	Cathay Pacific Airways Ltd.	1,503,504	2,357
	First Pacific Co. Ltd.	2,759,939	2,159
	Bank of East Asia Ltd.	1,125,932	2,151
	Kerry Properties Ltd.	704,590	2,139
	Yue Yuen Industrial Holdings Ltd.	939,158	2,095
	Hang Lung Group Ltd.	962,920	2,074
	Pacific Basin Shipping Ltd.	5,259,236	2,065
	United Laboratories International Holdings Ltd.	1,329,873	2,025
[2]	Budweiser Brewing Co. APAC Ltd.	2,051,400	2,023
	Hysan Development Co. Ltd.	708,571	1,946
*,1	HUTCHMED China Ltd.	605,000	1,810
	Luk Fook Holdings International Ltd.	407,406	1,674
*	Duality Biotherapeutics Inc.	38,400	1,621
	MGM China Holdings Ltd.	1,000,536	1,598
	Johnson Electric Holdings Ltd.	453,519	1,562
	DFI Retail Group Holdings Ltd. (Registered)	369,901	1,523
	CTF Services Ltd.	1,296,775	1,519
	VTech Holdings Ltd.	186,150	1,450
[1]	Time Interconnect Technology Ltd.	701,994	1,389
	Wynn Macau Ltd.	1,757,229	1,300
*,1	OSL Group Ltd.	602,000	1,293
	Stella International Holdings Ltd.	698,000	1,290
*,1,2	FIT Hon Teng Ltd.	2,053,000	1,283
	United Energy Group Ltd.	15,466,000	1,274
*,1	Vobile Group Ltd.	2,031,000	1,259
*,1	Cowell e Holdings Inc.	318,000	1,236
	Fortune REIT	1,849,996	1,202
*	Bright Smart Securities & Commodities Group Ltd.	1,042,000	1,180
*,2	HBM Holdings Ltd.	745,000	1,137
	Man Wah Holdings Ltd.	1,787,852	1,109
	Dah Sing Financial Holdings Ltd.	226,260	1,094
	Nexteer Automotive Group Ltd.	1,235,211	1,054
*,1	Mongolian Mining Corp.	594,000	1,029
[1]	Guotai Junan International Holdings Ltd.	2,996,336	1,025
*	Realord Group Holdings Ltd.	500,000	1,000
*	SJM Holdings Ltd.	3,067,798	942
	Shangri-La Asia Ltd.	1,476,928	921
[1]	SY Holdings Group Ltd.	599,000	888
	NagaCorp Ltd.	1,362,441	803
	Chow Sang Sang Holdings International Ltd.	409,922	767
	Huabao International Holdings Ltd.	1,117,071	730
	Champion REIT	2,250,900	728
	VSTECS Holdings Ltd.	720,000	712
	Vitasoy International Holdings Ltd.	796,304	712
*	Deep Source Holdings Ltd.	6,620,000	698
	CITIC Telecom International Holdings Ltd.	1,995,470	657
[1]	SUNeVision Holdings Ltd.	766,000	654
	Dah Sing Banking Group Ltd.	429,956	612
*	Melco International Development Ltd.	1,101,411	595
*,1	Envision Greenwise Holdings Ltd.	1,367,110	576
*,3	Jinchuan Group International Resources Co. Ltd.	5,617,000	460
	IGG Inc.	938,628	443
*	Super Hi International Holding Ltd.	263,000	431
	Value Partners Group Ltd.	1,287,665	402
*,1	China Travel International Investment Hong Kong Ltd.	2,256,268	396
	HKBN Ltd.	410,000	368
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	329,000	363
	Sunlight REIT	1,131,089	349
	KLN Logistics Group Ltd.	359,611	325
	Prosperity REIT	1,631,661	307
[1]	LK Technology Holdings Ltd.	715,341	306
	CITIC Resources Holdings Ltd.	4,558,000	297
	Giordano International Ltd.	1,304,590	245
	Cafe de Coral Holdings Ltd.	386,447	233
	Truly International Holdings Ltd.	1,591,603	209

		Shares	Market Value ($000)
	Texhong International Group Ltd.	287,000	205
	SmarTone Telecommunications Holdings Ltd.	313,235	196
*	Television Broadcasts Ltd.	443,947	173
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,138,301	169
*	Asia Cement China Holdings Corp.	504,000	152
*	Shun Tak Holdings Ltd.	1,719,370	148
*	Far East Consortium International Ltd.	1,312,942	140
*,2	IMAX China Holding Inc.	134,375	140
	C-Mer Medical Holdings Ltd.	654,000	128
	Singamas Container Holdings Ltd.	1,423,323	117
*	Guan Chao Holdings Ltd.	25,000	22
			646,146
Japan (56.4%)
	Toyota Motor Corp.	12,978,174	294,157
	Mitsubishi UFJ Financial Group Inc.	13,420,072	243,042
	Hitachi Ltd.	5,369,840	186,334
	Sony Group Corp.	7,342,350	161,883
	Sumitomo Mitsui Financial Group Inc.	4,512,564	158,799
	Advantest Corp.	894,396	147,921
	Tokyo Electron Ltd.	541,452	144,275
	SoftBank Group Corp.	4,782,880	130,608
	Mizuho Financial Group Inc.	2,981,837	129,465
	Mitsubishi Heavy Industries Ltd.	3,913,490	115,229
	Mitsubishi Corp.	4,006,063	106,426
	Mitsui & Co. Ltd.	3,093,414	101,046
	ITOCHU Corp.	7,774,060	99,528
	Recruit Holdings Co. Ltd.	1,635,766	86,162
	Keyence Corp.	228,866	83,962
	Tokio Marine Holdings Inc.	2,249,672	83,851
	Fast Retailing Co. Ltd.	216,060	82,434
	Nintendo Co. Ltd.	1,229,350	76,128
	Mitsubishi Electric Corp.	2,410,614	75,360
	Shin-Etsu Chemical Co. Ltd.	2,262,950	74,416
	Hoya Corp.	412,046	69,123
	Takeda Pharmaceutical Co. Ltd.	1,930,924	65,728
	Marubeni Corp.	1,797,643	59,589
	Fujitsu Ltd.	2,096,220	58,245
	KDDI Corp.	3,377,832	57,031
	NEC Corp.	1,510,695	51,212
	Sumitomo Corp.	1,248,401	50,696
	Japan Tobacco Inc.	1,340,169	48,436
	Softbank Corp.	34,685,770	47,147
	Honda Motor Co. Ltd.	4,563,358	45,896
	Disco Corp.	106,713	45,486
	FANUC Corp.	1,130,340	45,388
	Chugai Pharmaceutical Co. Ltd.	781,238	44,625
	Komatsu Ltd.	1,114,937	42,674
	ORIX Corp.	1,368,711	41,712
	Fujikura Ltd.	330,222	41,505
	Daiichi Sankyo Co. Ltd.	2,251,047	41,238
	Aeon Co. Ltd.	3,006,184	41,117
	Murata Manufacturing Co. Ltd.	2,001,637	40,664
	Sumitomo Electric Industries Ltd.	921,003	40,321
	Daikin Industries Ltd.	336,473	40,320
	Japan Post Bank Co. Ltd.	2,185,414	38,829
	MS&AD Insurance Group Holdings Inc.	1,490,504	37,974
	Panasonic Holdings Corp.	2,750,235	37,708
	Seven & i Holdings Co. Ltd.	2,617,247	37,481
	Dai-ichi Life Holdings Inc.	4,219,880	37,110
	Mitsui Fudosan Co. Ltd.	3,189,380	36,572
	Sompo Holdings Inc.	1,059,660	36,542
	NTT Inc.	33,723,250	33,888
	Mitsubishi Estate Co. Ltd.	1,328,459	33,857
*	Renesas Electronics Corp.	1,981,363	32,941
	Nomura Holdings Inc.	3,560,914	32,270
	Otsuka Holdings Co. Ltd.	537,821	32,198
	East Japan Railway Co.	1,277,635	32,074
	Resona Holdings Inc.	2,718,013	31,692
	Canon Inc.	1,021,311	31,088

		Shares	Market Value ($000)
	Bridgestone Corp.	1,370,056	30,846
	Toyota Tsusho Corp.	840,721	30,618
	Astellas Pharma Inc.	2,182,201	30,354
	Denso Corp.	2,178,412	30,225
	TDK Corp.	2,311,905	29,831
	Suzuki Motor Corp.	2,137,688	29,148
	FUJIFILM Holdings Corp.	1,450,661	28,977
	Central Japan Railway Co.	1,032,060	28,792
*	Kioxia Holdings Corp.	202,400	27,686
	ENEOS Holdings Inc.	3,185,659	26,925
	Ajinomoto Co. Inc.	1,166,168	26,678
	Toyota Industries Corp.	204,972	26,227
	SMC Corp.	67,229	26,137
	Sumitomo Mitsui Trust Group Inc.	779,072	26,020
	IHI Corp.	1,105,955	25,588
	Nippon Steel Corp.	6,079,580	25,334
	Japan Post Holdings Co. Ltd.	2,033,121	24,464
	Inpex Corp.	1,082,632	24,256
	Kyocera Corp.	1,606,468	24,102
	Daiwa House Industry Co. Ltd.	704,970	24,021
	Terumo Corp.	1,754,064	22,945
	Oriental Land Co. Ltd.	1,287,987	22,548
	Kao Corp.	557,925	22,318
	Sumitomo Realty & Development Co. Ltd.	791,640	22,045
	Lasertec Corp.	94,346	21,675
	Kajima Corp.	507,042	20,685
	Asics Corp.	811,320	19,531
	Kansai Electric Power Co. Inc.	1,187,816	18,952
	Shionogi & Co. Ltd.	916,421	18,868
	Asahi Group Holdings Ltd.	1,799,662	18,840
	Nitto Denko Corp.	822,835	18,286
	Secom Co. Ltd.	489,594	17,936
	Taisei Corp.	179,690	17,924
	Tokyo Gas Co. Ltd.	403,734	17,912
	Obayashi Corp.	791,129	17,858
	Kubota Corp.	1,157,905	17,741
	Bandai Namco Holdings Inc.	675,729	17,534
	Konami Group Corp.	116,806	17,056
	Ebara Corp.	562,550	17,031
	Sumitomo Metal Mining Co. Ltd.	299,163	16,905
	Sekisui House Ltd.	730,325	16,277
	Osaka Gas Co. Ltd.	433,365	16,270
	NIDEC Corp.	1,135,132	16,238
	Nippon Yusen KK	491,777	16,162
	Ibiden Co. Ltd.	301,358	15,886
	Kawasaki Heavy Industries Ltd.	190,255	15,882
	Daiwa Securities Group Inc.	1,604,176	15,632
	Nomura Research Institute Ltd.	508,439	15,467
	Olympus Corp.	1,290,120	15,410
	Kirin Holdings Co. Ltd.	974,801	15,155
	Subaru Corp.	702,648	15,085
	Daifuku Co. Ltd.	419,192	15,038
	SBI Holdings Inc.	664,644	15,030
	Asahi Kasei Corp.	1,520,016	14,746
	T&D Holdings Inc.	562,455	13,892
	Pan Pacific International Holdings Corp.	2,340,640	13,858
	Japan Exchange Group Inc.	1,250,768	13,649
	SCREEN Holdings Co. Ltd.	106,834	13,606
	Chubu Electric Power Co. Inc.	893,902	12,987
	Toray Industries Inc.	1,730,778	12,767
	Resonac Holdings Corp.	218,766	12,705
	Fuji Electric Co. Ltd.	170,300	12,131
	Mitsui OSK Lines Ltd.	386,095	12,102
	Yokohama Financial Group Inc.	1,296,433	11,808
	Ryohin Keikaku Co. Ltd.	585,700	11,682
	Nexon Co. Ltd.	478,814	11,455
	Obic Co. Ltd.	397,640	11,052
	Mitsubishi Chemical Group Corp.	1,661,046	10,967
	Aisin Corp.	609,856	10,926
	West Japan Railway Co.	533,414	10,900

		Shares	Market Value ($000)
	Chiba Bank Ltd.	795,766	10,774
	Shimizu Corp.	602,248	10,695
	Shimano Inc.	92,733	10,570
	Capcom Co. Ltd.	414,472	10,564
	JX Advanced Metals Corp.	650,586	10,527
*	Rakuten Group Inc.	1,747,465	10,477
	Isuzu Motors Ltd.	645,054	10,392
	Makita Corp.	297,315	10,330
	Yokogawa Electric Corp.	299,364	9,980
	Niterra Co. Ltd.	227,387	9,942
	Yaskawa Electric Corp.	310,420	9,908
	JFE Holdings Inc.	732,704	9,865
	Kokusai Electric Corp.	232,900	9,669
	Minebea Mitsumi Inc.	455,699	9,313
	Sojitz Corp.	249,353	9,093
	Shizuoka Financial Group Inc.	555,799	9,080
	Eisai Co. Ltd.	322,534	8,992
	Nippon Building Fund Inc.	9,653	8,954
	TOPPAN Holdings Inc.	288,572	8,914
	Unicharm Corp.	1,453,102	8,825
	AGC Inc.	238,124	8,787
	Mitsubishi HC Capital Inc. (XTKS)	1,000,529	8,732
	Dai Nippon Printing Co. Ltd.	480,260	8,617
	Mitsui Kinzoku Co. Ltd.	65,245	8,515
	Nitori Holdings Co. Ltd.	497,185	8,499
	Yamaha Motor Co. Ltd.	1,100,632	8,312
	Shiseido Co. Ltd.	485,538	8,293
	Sekisui Chemical Co. Ltd.	467,360	8,266
	Shimadzu Corp.	303,440	8,224
	Mebuki Financial Group Inc.	1,078,270	8,135
	Kikkoman Corp.	896,295	8,108
	LY Corp.	3,159,988	8,091
	Idemitsu Kosan Co. Ltd.	951,310	8,072
	Fukuoka Financial Group Inc.	216,526	7,874
	NGK Insulators Ltd.	323,005	7,739
	Hankyu Hanshin Holdings Inc.	276,835	7,730
	Nippon Paint Holdings Co. Ltd.	1,161,049	7,709
	Toyo Suisan Kaisha Ltd.	107,575	7,680
	TIS Inc.	254,475	7,405
	Furukawa Electric Co. Ltd.	83,373	7,263
	Rohm Co. Ltd.	411,876	7,213
	Kyoto Financial Group Inc.	298,440	7,210
	Sanrio Co. Ltd.	231,228	7,154
	Ono Pharmaceutical Co. Ltd.	476,201	7,095
*	Sony Financial Group Inc.	7,036,250	7,082
	Daito Trust Construction Co. Ltd.	346,310	7,029
	MEIJI Holdings Co. Ltd.	299,098	7,017
	Food & Life Cos. Ltd.	128,368	7,013
	Nippon Sanso Holdings Corp.	230,532	6,995
*	Tokyo Electric Power Co. Holdings Inc.	1,825,207	6,856
	Hulic Co. Ltd.	572,941	6,828
	Japan Post Insurance Co. Ltd.	216,976	6,720
	MatsukiyoCocokara & Co.	412,847	6,613
	Japan Real Estate Investment Corp.	8,195	6,612
	Tokyu Corp.	579,701	6,545
	Tokyu Fudosan Holdings Corp.	704,319	6,522
	Toho Co. Ltd.	127,799	6,515
	Kurita Water Industries Ltd.	130,164	6,511
	Japan Metropolitan Fund Investment	8,217	6,467
	Sumitomo Forestry Co. Ltd.	593,858	6,439
	Kawasaki Kisen Kaisha Ltd.	445,126	6,432
*	Nissan Motor Co. Ltd.	2,590,991	6,315
	Mitsui Chemicals Inc.	426,176	6,227
	Nippon Express Holdings Inc.	272,653	6,193
	Kyushu Electric Power Co. Inc.	552,978	6,156
	M3 Inc.	494,888	6,106
	Isetan Mitsukoshi Holdings Ltd.	379,713	6,094
	Zensho Holdings Co. Ltd.	111,870	6,063
	Yokohama Rubber Co. Ltd.	153,412	6,055
	Kinden Corp.	136,221	6,028

		Shares	Market Value ($000)
	Trend Micro Inc.	153,522	6,022
	Hikari Tsushin Inc.	21,769	6,012
	Hachijuni Nagano Bank Ltd.	480,506	6,003
	Haseko Corp.	292,291	5,991
	Omron Corp.	233,389	5,955
	BayCurrent Inc.	168,570	5,940
	Kobe Steel Ltd.	410,106	5,903
	Ricoh Co. Ltd.	663,704	5,873
	Brother Industries Ltd.	281,357	5,736
	Tokyo Ohka Kogyo Co. Ltd.	121,348	5,728
	Oji Holdings Corp.	958,609	5,678
	Square Enix Holdings Co. Ltd.	328,362	5,675
	TOTO Ltd.	178,466	5,609
	Horiba Ltd.	47,220	5,601
	Sumitomo Chemical Co. Ltd.	1,833,530	5,578
	Tokyo Tatemono Co. Ltd.	235,239	5,536
	MISUMI Group Inc.	332,011	5,488
	Skylark Holdings Co. Ltd.	269,067	5,483
	Tosoh Corp.	335,873	5,482
	Modec Inc.	56,209	5,481
	Mazda Motor Corp.	711,132	5,472
	Nomura Real Estate Master Fund Inc.	5,030	5,435
	Otsuka Corp.	274,048	5,433
	Sanwa Holdings Corp.	235,374	5,332
	NH Foods Ltd.	116,460	5,287
	Sysmex Corp.	553,433	5,237
	Iyogin Holdings Inc.	281,225	5,235
	Nissan Chemical Corp.	151,242	5,213
*	Rakuten Bank Ltd.	108,400	5,188
	Seibu Holdings Inc.	195,604	5,183
	Gunma Bank Ltd.	406,872	5,122
	USS Co. Ltd.	462,814	5,114
	Nippon Prologis REIT Inc.	8,751	5,106
	Azbil Corp.	574,184	5,025
	Mitsui E&S Co. Ltd.	112,457	4,997
	Open House Group Co. Ltd.	84,824	4,991
	Tsuruha Holdings Inc.	312,953	4,987
	GLP J-Reit	5,373	4,939
	KDX Realty Investment Corp.	4,526	4,896
	Nissin Foods Holdings Co. Ltd.	237,175	4,812
	Suntory Beverage & Food Ltd.	151,714	4,806
	NOF Corp.	248,416	4,798
	Dentsu Group Inc.	246,573	4,786
	Sapporo Holdings Ltd.	437,840	4,674
	Kyowa Kirin Co. Ltd.	286,602	4,653
	Amada Co. Ltd.	362,869	4,649
	Yakult Honsha Co. Ltd.	286,560	4,631
	Kintetsu Group Holdings Co. Ltd.	222,754	4,623
	SG Holdings Co. Ltd.	472,800	4,552
	CyberAgent Inc.	500,112	4,537
	77 Bank Ltd.	82,470	4,529
	Hokuhoku Financial Group Inc.	131,605	4,523
	McDonald's Holdings Co. Japan Ltd.	104,100	4,514
	Nikon Corp.	355,504	4,475
	Daiwa House REIT Investment Corp.	5,103	4,446
	Mitsubishi Materials Corp.	154,068	4,432
	Kandenko Co. Ltd.	123,014	4,429
	Kyushu Railway Co.	172,270	4,387
	SUMCO Corp.	412,452	4,306
	Sumitomo Heavy Industries Ltd.	138,103	4,300
	Tokyo Seimitsu Co. Ltd.	47,321	4,287
	Nomura Real Estate Holdings Inc.	645,100	4,287
	Santen Pharmaceutical Co. Ltd.	380,707	4,283
	United Urban Investment Corp.	3,706	4,282
	Seiko Epson Corp.	332,013	4,272
	Odakyu Electric Railway Co. Ltd.	398,756	4,271
	Hoshizaki Corp.	129,512	4,269
	Orix JREIT Inc.	6,374	4,269
	Electric Power Development Co. Ltd.	199,608	4,239
	Japan Steel Works Ltd.	76,081	4,211

		Shares	Market Value ($000)
	Yamato Holdings Co. Ltd.	320,500	4,190
	COMSYS Holdings Corp.	132,991	4,155
	Asahi Intecc Co. Ltd.	248,952	4,150
	Tobu Railway Co. Ltd.	234,599	4,142
	Tohoku Electric Power Co. Inc.	573,040	4,133
	Medipal Holdings Corp.	227,051	4,115
	J Front Retailing Co. Ltd.	279,338	4,078
	MonotaRO Co. Ltd.	302,016	4,074
	Hitachi Construction Machinery Co. Ltd.	124,537	4,072
	Rohto Pharmaceutical Co. Ltd.	245,294	4,061
	ZOZO Inc.	488,304	4,033
	Keisei Electric Railway Co. Ltd.	508,256	4,016
	Cosmo Energy Holdings Co. Ltd.	133,418	4,001
	Takashimaya Co. Ltd.	318,914	3,986
	Mitsubishi Gas Chemical Co. Inc.	200,690	3,981
	Dowa Holdings Co. Ltd.	66,429	3,934
	Shimamura Co. Ltd.	58,602	3,928
	Kobe Bussan Co. Ltd.	160,500	3,923
	Lixil Corp.	336,802	3,864
	THK Co. Ltd.	127,699	3,815
[1]	Tokyo Metro Co. Ltd.	356,500	3,807
	Hamamatsu Photonics KK	340,378	3,803
	Kuraray Co. Ltd.	351,767	3,798
	EXEO Group Inc.	227,468	3,795
	Persol Holdings Co. Ltd.	2,157,210	3,778
	NSK Ltd.	542,410	3,772
	Credit Saison Co. Ltd.	139,525	3,767
	Toyo Tire Corp.	138,630	3,736
	ANA Holdings Inc.	192,201	3,732
	Invincible Investment Corp.	8,803	3,728
	Hirose Electric Co. Ltd.	34,411	3,715
	Marui Group Co. Ltd.	189,158	3,702
	JGC Holdings Corp.	263,614	3,694
*,1	Metaplanet Inc.	1,298,600	3,665
	Nishi-Nippon Financial Holdings Inc.	150,642	3,649
	Nisshin Seifun Group Inc.	287,005	3,645
	Taiheiyo Cement Corp.	132,536	3,642
	Kamigumi Co. Ltd.	103,785	3,632
	Hirogin Holdings Inc.	317,626	3,597
	Takasago Thermal Engineering Co. Ltd.	122,496	3,541
	Nippon Electric Glass Co. Ltd.	81,264	3,534
	Sumitomo Rubber Industries Ltd.	219,245	3,533
	Nabtesco Corp.	127,821	3,464
	Advance Residence Investment Corp.	3,181	3,452
	Toyo Seikan Group Holdings Ltd.	136,631	3,428
	Nitto Boseki Co. Ltd.	35,869	3,423
	Koito Manufacturing Co. Ltd.	217,642	3,407
	Dexerials Corp.	193,940	3,403
	Chugin Financial Group Inc.	188,001	3,403
	Kewpie Corp.	120,874	3,392
	INFRONEER Holdings Inc.	226,395	3,391
	Yamaguchi Financial Group Inc.	212,704	3,388
	Yamazaki Baking Co. Ltd.	159,841	3,387
	Japan Airlines Co. Ltd.	179,241	3,387
	Sankyo Co. Ltd.	216,090	3,380
	Air Water Inc.	222,169	3,372
	Kyushu Financial Group Inc.	448,291	3,360
	Daishi Hokuetsu Financial Group Inc.	281,488	3,356
	Penta-Ocean Construction Co. Ltd.	319,175	3,350
	Organo Corp.	31,572	3,334
	Alfresa Holdings Corp.	206,900	3,332
	NHK Spring Co. Ltd.	183,141	3,328
	Yamaha Corp.	455,983	3,314
	Keio Corp.	129,125	3,221
	GMO Payment Gateway Inc.	55,692	3,217
	Rinnai Corp.	122,308	3,212
	Toyoda Gosei Co. Ltd.	117,959	3,205
	JTEKT Corp.	270,310	3,192
	Ulvac Inc.	59,375	3,188
	Lion Corp.	296,021	3,173

		Shares	Market Value ($000)
	Sankyu Inc.	53,268	3,173
	Japan Hotel REIT Investment Corp.	5,877	3,160
	Maruwa Co. Ltd.	10,262	3,155
	Taiyo Yuden Co. Ltd.	149,181	3,155
	Coca-Cola Bottlers Japan Holdings Inc.	140,799	3,141
	Kansai Paint Co. Ltd.	196,086	3,129
	Zenkoku Hosho Co. Ltd.	156,530	3,112
	Nifco Inc.	99,010	3,083
	ALSOK Co. Ltd.	393,245	3,046
	Yamato Kogyo Co. Ltd.	42,154	3,039
*	Sumitomo Pharma Co. Ltd.	204,062	3,037
	Kraftia Corp.	58,218	3,036
	BIPROGY Inc.	90,999	3,022
*	Mercari Inc.	136,123	3,021
	Japan Prime Realty Investment Corp.	4,430	3,004
	Nichias Corp.	59,439	2,982
	Mitsubishi Logistics Corp.	348,400	2,976
	Taiyo Holdings Co. Ltd.	91,380	2,958
	ADEKA Corp.	99,438	2,956
	Toho Gas Co. Ltd.	89,182	2,954
	Iida Group Holdings Co. Ltd.	178,438	2,947
	Suzuken Co. Ltd.	70,693	2,850
	Industrial & Infrastructure Fund Investment Corp.	2,939	2,846
	Socionext Inc.	212,400	2,842
	Nissui Corp.	335,375	2,827
	DMG Mori Co. Ltd.	160,024	2,824
	Oracle Corp. Japan	41,517	2,809
	Nagase & Co. Ltd.	107,385	2,791
	Macnica Holdings Inc.	162,677	2,789
	Sugi Holdings Co. Ltd.	121,193	2,786
	Nikkon Holdings Co. Ltd.	117,506	2,786
	UACJ Corp.	175,676	2,781
	Nichirei Corp.	224,002	2,780
	Sega Sammy Holdings Inc.	176,967	2,776
	Sekisui House REIT Inc.	4,655	2,734
	Mitsui Fudosan Logistics Park Inc.	3,643	2,719
	Daicel Corp.	285,279	2,693
	SWCC Corp.	35,699	2,661
	Iwatani Corp.	223,744	2,654
	Nagoya Railroad Co. Ltd.	235,850	2,636
	Japan Airport Terminal Co. Ltd.	83,283	2,608
	GS Yuasa Corp.	111,538	2,596
	Kadokawa Corp.	122,588	2,591
	Kanematsu Corp.	196,228	2,577
	Hisamitsu Pharmaceutical Co. Inc.	62,103	2,558
	Keikyu Corp.	254,404	2,500
	Mitsui Fudosan Accommodations Fund Inc.	2,791	2,495
	Konica Minolta Inc.	567,041	2,482
	Casio Computer Co. Ltd.	251,960	2,463
	Chugoku Electric Power Co. Inc.	384,567	2,455
	Kokuyo Co. Ltd.	418,828	2,454
	Hazama Ando Corp.	188,059	2,432
	Alps Alpine Co. Ltd.	185,220	2,426
	Rorze Corp.	114,260	2,421
	Canon Marketing Japan Inc.	55,389	2,417
	Tokyo Century Corp.	173,532	2,417
	Mirait One Corp.	100,738	2,417
	Activia Properties Inc.	2,583	2,412
	Nippon Gas Co. Ltd.	127,151	2,411
	SKY Perfect JSAT Holdings Inc.	166,730	2,410
	DIC Corp.	98,219	2,404
	Shiga Bank Ltd.	46,664	2,387
	Resorttrust Inc.	203,988	2,377
	Hyakugo Bank Ltd.	261,338	2,377
	Keihan Holdings Co. Ltd.	106,143	2,358
	Sanki Engineering Co. Ltd.	54,598	2,352
	Nankai Electric Railway Co. Ltd.	126,690	2,346
	Miura Co. Ltd.	113,943	2,343
	North Pacific Bank Ltd.	390,193	2,331
	Fuji Corp.	93,436	2,302

		Shares	Market Value ($000)
	Rengo Co. Ltd.	267,126	2,288
	Citizen Watch Co. Ltd.	256,081	2,263
	Nippon Shinyaku Co. Ltd.	67,760	2,262
	Shibaura Mechatronics Corp.	15,000	2,261
	Ezaki Glico Co. Ltd.	62,858	2,258
	Micronics Japan Co. Ltd.	39,047	2,258
	Internet Initiative Japan Inc.	139,092	2,247
	Yamada Holdings Co. Ltd.	640,473	2,245
	Stanley Electric Co. Ltd.	112,949	2,225
	Sumitomo Bakelite Co. Ltd.	63,000	2,219
	Zeon Corp.	180,214	2,202
	Jeol Ltd.	54,424	2,196
	Maruichi Steel Tube Ltd.	221,581	2,196
	Toda Corp.	249,320	2,176
	Daido Steel Co. Ltd.	169,125	2,173
	UBE Corp.	125,400	2,169
	Sundrug Co. Ltd.	81,393	2,167
	Park24 Co. Ltd.	154,612	2,155
	Tsumura & Co.	80,965	2,140
	Tokuyama Corp.	81,482	2,130
	Cosmos Pharmaceutical Corp.	47,552	2,130
	Mabuchi Motor Co. Ltd.	226,344	2,126
	Japan Petroleum Exploration Co. Ltd.	172,085	2,119
	Morinaga Milk Industry Co. Ltd.	81,926	2,116
	Nippon Shokubai Co. Ltd.	146,108	2,104
	Kobayashi Pharmaceutical Co. Ltd.	60,114	2,102
	Teijin Ltd.	216,806	2,097
	Nihon Kohden Corp.	188,402	2,089
	Anritsu Corp.	150,453	2,085
	ARE Holdings Inc.	88,816	2,082
	Takara Holdings Inc.	199,579	2,061
	LaSalle Logiport REIT	2,026	2,056
	Shikoku Electric Power Co. Inc.	202,825	2,053
	Tokyo Kiraboshi Financial Group Inc.	31,065	2,028
	Hanwa Co. Ltd.	39,629	2,015
	Hakuhodo DY Holdings Inc.	268,643	2,007
	Senko Group Holdings Co. Ltd.	160,910	2,004
	Nippon Kayaku Co. Ltd.	172,218	2,001
	Mitsui-Soko Holdings Co. Ltd.	85,400	1,998
	Japan Logistics Fund Inc.	3,059	1,998
	Inaba Denki Sangyo Co. Ltd.	119,820	1,996
	Meiko Electronics Co. Ltd.	24,318	1,994
[1]	NS Solutions Corp.	75,396	1,992
	MEITEC Group Holdings Inc.	89,043	1,992
	Kakaku.com Inc.	145,669	1,988
	Seino Holdings Co. Ltd.	127,510	1,985
	Juroku Financial Group Inc.	37,337	1,985
	Fuyo General Lease Co. Ltd.	69,633	1,958
	Daiwabo Holdings Co. Ltd.	98,780	1,943
	Amano Corp.	76,480	1,941
	Denka Co. Ltd.	100,471	1,934
	Dai-Dan Co. Ltd.	110,814	1,922
	Sawai Group Holdings Co. Ltd.	124,444	1,909
	Goldwin Inc.	114,296	1,908
	Toho Holdings Co. Ltd.	63,360	1,894
	Suruga Bank Ltd.	149,883	1,883
	Mitsubishi Motors Corp.	764,291	1,879
	Ferrotec Corp.	48,741	1,864
	Makino Milling Machine Co. Ltd.	25,213	1,858
	Tsubakimoto Chain Co.	121,132	1,858
	Aozora Bank Ltd.	114,321	1,852
	CKD Corp.	68,845	1,836
	Max Co. Ltd.	43,318	1,832
	Kagome Co. Ltd.	103,034	1,825
	Sotetsu Holdings Inc.	100,238	1,812
	Calbee Inc.	92,250	1,805
	Japan Elevator Service Holdings Co. Ltd.	169,300	1,783
	AEON REIT Investment Corp.	2,060	1,783
	Daihen Corp.	23,607	1,780
	San-In Godo Bank Ltd.	173,798	1,778

		Shares	Market Value ($000)
	Meidensha Corp.	45,315	1,776
	Frontier Real Estate Investment Corp.	3,008	1,772
	NOK Corp.	89,329	1,740
	Takeuchi Manufacturing Co. Ltd.	41,941	1,737
	Nipro Corp.	189,048	1,737
	GMO internet group Inc.	69,612	1,735
	SHO-BOND Holdings Co. Ltd.	193,244	1,735
	Seiko Group Corp.	34,693	1,733
	Koei Tecmo Holdings Co. Ltd.	156,186	1,732
	Comforia Residential REIT Inc.	2,394	1,729
	Sinfonia Technology Co. Ltd.	25,378	1,717
	Namura Shipbuilding Co. Ltd.	62,900	1,715
	Tomy Co. Ltd.	96,986	1,713
	ABC-Mart Inc.	106,898	1,713
	Blue Zones Holdings Co. Ltd.	29,801	1,710
	Daiwa Securities Living Investments Corp.	2,301	1,708
	Hulic REIT Inc.	1,522	1,694
	Kiyo Bank Ltd.	69,000	1,685
	Kaneka Corp.	55,130	1,672
	Osaka Soda Co. Ltd.	114,595	1,665
	Kumagai Gumi Co. Ltd.	147,648	1,657
*	Visional Inc.	29,663	1,635
	NSD Co. Ltd.	77,752	1,632
*	Chiyoda Corp.	194,808	1,619
	Keiyo Bank Ltd.	134,653	1,618
	Mori Hills REIT Investment Corp.	1,716	1,610
	Hokkaido Electric Power Co. Inc.	236,270	1,603
	Tokai Carbon Co. Ltd.	231,486	1,602
	Okumura Corp.	38,285	1,594
	Acom Co. Ltd.	478,826	1,584
	Nisshinbo Holdings Inc.	170,511	1,581
	K's Holdings Corp.	151,860	1,579
	Hyakujushi Bank Ltd.	29,178	1,578
	Nishi-Nippon Railroad Co. Ltd.	84,747	1,561
	Nihon M&A Center Holdings Inc.	339,224	1,558
	Harmonic Drive Systems Inc.	70,320	1,549
	OBIC Business Consultants Co. Ltd.	34,906	1,546
	Toyota Boshoku Corp.	91,926	1,544
	Ogaki Kyoritsu Bank Ltd.	42,219	1,542
	Wacoal Holdings Corp.	54,667	1,541
	C Uyemura & Co. Ltd.	13,300	1,538
	Nittetsu Mining Co. Ltd.	66,220	1,537
	Lintec Corp.	49,467	1,526
	Toa Corp.	74,972	1,525
	Morinaga & Co. Ltd.	86,820	1,518
	Nojima Corp.	216,600	1,511
	Bank of Nagoya Ltd.	47,654	1,510
	Daiwa Office Investment Corp.	624	1,487
	TBS Holdings Inc.	38,337	1,486
	Aichi Financial Group Inc.	41,743	1,481
	JVCKenwood Corp.	182,075	1,480
	Kose Holdings Corp.	41,266	1,472
	Kyoritsu Maintenance Co. Ltd.	80,976	1,472
	Senshu Ikeda Holdings Inc.	276,864	1,466
	Yoshinoya Holdings Co. Ltd.	74,002	1,462
	Yonex Co. Ltd.	69,328	1,462
	House Foods Group Inc.	75,454	1,461
	Nanto Bank Ltd.	33,821	1,460
	Sumitomo Warehouse Co. Ltd.	60,736	1,457
	Pigeon Corp.	139,595	1,455
	NTT UD REIT Investment Corp.	1,576	1,453
	NTN Corp.	603,217	1,446
	Furuno Electric Co. Ltd.	31,289	1,444
	Fuji Oil Co. Ltd.	55,090	1,442
	Ushio Inc.	80,137	1,441
	AEON Financial Service Co. Ltd.	131,631	1,437
	Mizuho Leasing Co. Ltd.	155,130	1,432
	Saizeriya Co. Ltd.	35,381	1,431
	Ship Healthcare Holdings Inc.	86,810	1,431
	Nippon Television Holdings Inc.	59,500	1,430

		Shares	Market Value ($000)
	Towa Corp.	74,114	1,430
	Glory Ltd.	54,843	1,429
	Toridoll Holdings Corp.	52,800	1,424
	Mitsubishi Estate Logistics REIT Investment Corp.	1,672	1,422
	Ain Holdings Inc.	33,907	1,416
	Mori Trust REIT Inc.	2,819	1,416
*	Money Forward Inc.	56,101	1,416
	Nippn Corp.	82,863	1,415
	Round One Corp.	199,803	1,412
	Kusuri no Aoki Holdings Co. Ltd.	53,478	1,402
	Kotobuki Spirits Co. Ltd.	119,965	1,393
	Maruha Nichiro Corp.	154,596	1,392
	Tokai Tokyo Financial Holdings Inc.	290,434	1,391
	OKUMA Corp.	55,680	1,382
	Mizuno Corp.	66,645	1,381
	Nishimatsu Construction Co. Ltd.	37,121	1,381
	OSG Corp.	81,297	1,373
	H.U. Group Holdings Inc.	66,042	1,372
	EDION Corp.	100,257	1,372
	Create Restaurants Holdings Inc.	284,552	1,362
	Aica Kogyo Co. Ltd.	59,855	1,359
	Tokyu REIT Inc.	1,012	1,357
	Okamura Corp.	88,223	1,354
	Yodoko Ltd.	149,250	1,352
	Pilot Corp.	42,684	1,342
	Starts Corp. Inc.	42,260	1,341
*	Sharp Corp.	292,915	1,337
	H2O Retailing Corp.	97,512	1,335
	Seven Bank Ltd.	691,772	1,332
	Inabata & Co. Ltd.	52,598	1,331
	Toagosei Co. Ltd.	116,914	1,329
	Oki Electric Industry Co. Ltd.	100,410	1,325
	Fuji Media Holdings Inc.	52,584	1,324
	Dentsu Soken Inc.	83,976	1,324
	CCI Group Inc.	220,440	1,322
	Itoham Yonekyu Holdings Inc.	33,927	1,321
	Hokuriku Electric Power Co.	208,142	1,317
	Seria Co. Ltd.	55,057	1,308
	Pacific Industrial Co. Ltd.	66,792	1,302
	Chugoku Marine Paints Ltd.	46,136	1,301
	Relo Group Inc.	114,416	1,300
	Okasan Securities Group Inc.	226,856	1,299
	Duskin Co. Ltd.	47,195	1,296
	Kanadevia Corp.	195,334	1,290
	Japan Excellent Inc.	1,327	1,283
	Japan Securities Finance Co. Ltd.	92,681	1,275
	DCM Holdings Co. Ltd.	120,862	1,274
	Heiwa Real Estate REIT Inc.	1,291	1,273
	DTS Corp.	155,248	1,265
	Awa Bank Ltd.	37,523	1,262
	Nippon Soda Co. Ltd.	52,644	1,256
[1]	Colowide Co. Ltd.	109,637	1,251
	Tokai Rika Co. Ltd.	61,670	1,250
	Toei Co. Ltd.	34,040	1,239
*	PeptiDream Inc.	121,230	1,230
	Aiful Corp.	343,742	1,222
	Toei Animation Co. Ltd.	73,450	1,221
	Musashino Bank Ltd.	34,151	1,219
	DeNA Co. Ltd.	73,935	1,212
	Nextage Co. Ltd.	57,200	1,212
	Bic Camera Inc.	108,793	1,209
	Noritake Co. Ltd.	30,380	1,207
	NIPPON REIT Investment Corp.	1,943	1,207
	Takuma Co. Ltd.	74,252	1,200
	Ito En Ltd.	64,634	1,194
	Nisshin Oillio Group Ltd.	32,690	1,194
	Daiei Kankyo Co. Ltd.	45,200	1,192
	Seiren Co. Ltd.	58,182	1,191
	Megmilk Snow Brand Co. Ltd.	54,306	1,183
	Katitas Co. Ltd.	59,800	1,182

		Shares	Market Value ($000)
	PAL GROUP Holdings Co. Ltd.	109,708	1,178
	Tocalo Co. Ltd.	70,356	1,177
	Nippon Light Metal Holdings Co. Ltd.	66,634	1,176
	Sangetsu Corp.	57,205	1,168
	Valor Holdings Co. Ltd.	51,425	1,164
	Taikisha Ltd.	52,034	1,162
	Star Asia Investment Corp.	2,972	1,154
	Rakus Co. Ltd.	202,802	1,154
	TOMONY Holdings Inc.	203,408	1,151
	KYB Corp.	40,454	1,149
	Fuso Chemical Co. Ltd.	23,712	1,143
	Kato Sangyo Co. Ltd.	26,999	1,136
	Fujimi Inc.	63,730	1,127
	Kissei Pharmaceutical Co. Ltd.	37,852	1,127
	Daiseki Co. Ltd.	50,084	1,126
	Exedy Corp.	30,363	1,119
	TKC Corp.	42,564	1,119
	Tsugami Corp.	53,662	1,116
	Kureha Corp.	39,178	1,113
	Fukuoka REIT Corp.	920	1,109
	Kitz Corp.	84,688	1,105
	Arcs Co. Ltd.	49,041	1,102
	Nihon Parkerizing Co. Ltd.	115,451	1,101
	Chudenko Corp.	38,382	1,095
	Takasago International Corp.	111,965	1,093
	Takara Standard Co. Ltd.	57,081	1,090
	Raito Kogyo Co. Ltd.	47,888	1,083
	Simplex Holdings Inc.	172,900	1,072
	Gunze Ltd.	36,844	1,071
	Workman Co. Ltd.	25,981	1,069
	As One Corp.	70,668	1,062
	Kaga Electronics Co. Ltd.	42,136	1,058
	Toho Bank Ltd.	271,250	1,056
	Nakanishi Inc.	75,134	1,053
	TOKAI Holdings Corp.	141,575	1,052
	Okinawa Cellular Telephone Co.	50,012	1,048
	TS Tech Co. Ltd.	85,022	1,045
	Sakata Seed Corp.	39,650	1,043
	Leopalace21 Corp.	232,876	1,041
	Hoshino Resorts REIT Inc.	626	1,039
*	SHIFT Inc.	219,000	1,038
	Rigaku Holdings Corp.	131,900	1,030
	Shikoku Kasei Holdings Corp.	36,944	1,029
	Kurabo Industries Ltd.	17,504	1,028
	Toyo Ink SC Holdings Co. Ltd.	42,722	1,024
	Izumi Co. Ltd.	51,615	1,021
	First Bank of Toyama Ltd.	70,771	1,019
	Yamanashi Chuo Bank Ltd.	33,156	1,018
	Kaken Pharmaceutical Co. Ltd.	38,439	1,010
	Japan Material Co. Ltd.	86,936	1,008
	Fukuda Denshi Co. Ltd.	18,342	1,006
	Global One Real Estate Investment Corp.	1,139	1,005
	Noritsu Koki Co. Ltd.	70,215	1,001
	Pola Orbis Holdings Inc.	114,352	1,000
	PALTAC Corp.	31,852	997
[1]	Shochiku Co. Ltd.	12,956	992
	Monogatari Corp.	36,826	989
	Anycolor Inc.	34,600	988
	Iino Kaiun Kaisha Ltd.	97,095	985
	Tadano Ltd.	132,966	983
	Systena Corp.	298,520	980
	Tamron Co. Ltd.	146,716	979
	Hogy Medical Co. Ltd.	22,596	978
	Miyazaki Bank Ltd.	19,371	976
	KOMEDA Holdings Co. Ltd.	53,058	973
	Fuji Seal International Inc.	46,803	968
	Riken Keiki Co. Ltd.	45,240	966
	Nippon Paper Industries Co. Ltd.	126,309	959
	Maruzen Showa Unyu Co. Ltd.	17,538	954
	Mandom Corp.	46,427	952

		Shares	Market Value ($000)
	JAFCO Group Co. Ltd.	60,165	950
	Nippon Seiki Co. Ltd.	58,291	944
	Hosiden Corp.	56,534	942
	San-A Co. Ltd.	49,332	940
	Sumitomo Osaka Cement Co. Ltd.	34,526	931
	PILLAR Corp.	22,200	927
	Monex Group Inc.	201,518	926
	Nomura Co. Ltd.	104,040	920
	Musashi Seimitsu Industry Co. Ltd.	51,504	912
	Daiichikosho Co. Ltd.	84,214	911
	Itoki Corp.	53,900	909
*	Hino Motors Ltd.	337,456	908
	Mani Inc.	91,715	905
	YAMABIKO Corp.	43,447	904
	FP Corp.	52,786	899
	Oita Bank Ltd.	16,929	898
	FCC Co. Ltd.	36,538	890
	Bunka Shutter Co. Ltd.	67,948	888
	Shinmaywa Industries Ltd.	62,629	885
	Hankyu Hanshin REIT Inc.	835	885
	Ryoyo Ryosan Holdings Inc.	43,876	884
	Japan Aviation Electronics Industry Ltd.	56,491	883
	Aoyama Trading Co. Ltd.	51,382	872
	Kanamoto Co. Ltd.	36,075	870
	Heiwa Corp.	66,356	869
	Sanyo Denki Co. Ltd.	32,277	868
	Financial Partners Group Co. Ltd.	66,018	867
*	Sansan Inc.	89,585	866
	Fukuyama Transporting Co. Ltd.	29,045	864
	Techno Ryowa Ltd.	17,158	864
	Ise Chemicals Corp.	22,440	862
	Yellow Hat Ltd.	78,732	860
	JCU Corp.	23,498	859
	Kyokuto Kaihatsu Kogyo Co. Ltd.	40,162	858
	SMS Co. Ltd.	80,768	855
	Trusco Nakayama Corp.	54,018	854
	Furukawa Co. Ltd.	28,447	852
	San ju San Financial Group Inc.	26,173	849
	Nihon Dengi Co. Ltd.	12,375	848
	Hamakyorex Co. Ltd.	71,216	845
	Jaccs Co. Ltd.	30,784	844
	Nippon Densetsu Kogyo Co. Ltd.	37,438	844
	U-Next Holdings Co. Ltd.	69,982	842
	Autobacs Seven Co. Ltd.	78,514	836
	Tokyu Construction Co. Ltd.	100,580	831
	Totetsu Kogyo Co. Ltd.	27,570	830
	Toyobo Co. Ltd.	96,592	829
	Justsystems Corp.	26,742	826
	Open Up Group Inc.	68,374	822
[1]	Kasumigaseki Capital Co. Ltd.	16,890	820
	Mitsubishi Pencil Co. Ltd.	55,192	819
	MOS Food Services Inc.	29,986	817
	Morita Holdings Corp.	44,916	815
	San-Ai Obbli Co. Ltd.	57,342	815
	Totech Corp.	31,200	812
	Yamaichi Electronics Co. Ltd.	21,300	810
	Yurtec Corp.	45,951	808
	Nitto Kogyo Corp.	30,077	805
	Okinawa Financial Group Inc.	23,580	803
	Nichicon Corp.	73,114	800
	MCJ Co. Ltd.	78,308	798
	Menicon Co. Ltd.	75,284	789
	Matsui Securities Co. Ltd.	133,923	788
	DKS Co. Ltd.	11,800	783
	Heiwado Co. Ltd.	40,962	781
	ARCLANDS Corp.	62,976	780
	Konoike Transport Co. Ltd.	36,159	778
[1]	Tokyo Keiki Inc.	18,025	774
	Chiba Kogyo Bank Ltd.	60,100	773
	Fujita Kanko Inc.	47,825	771

		Shares	Market Value ($000)
	Infomart Corp.	263,932	771
	Nikkiso Co. Ltd.	66,720	770
	Ariake Japan Co. Ltd.	21,117	766
	CRE Logistics REIT Inc.	711	766
	Ohsho Food Service Corp.	37,550	765
	Sakata INX Corp.	49,806	764
	Topre Corp.	46,912	764
	Sun Corp.	14,188	763
	World Co. Ltd.	37,500	761
	Raksul Inc.	57,900	761
	Fujibo Holdings Inc.	13,649	760
	IDOM Inc.	77,053	759
[1]	Hokuetsu Corp.	128,956	758
	Japan Wool Textile Co. Ltd.	62,600	754
	Galilei Co. Ltd.	30,196	753
	Life Corp.	45,620	753
	Union Tool Co.	11,256	750
	Ai Holdings Corp.	43,136	744
	Uchida Yoko Co. Ltd.	55,295	743
	Matsuda Sangyo Co. Ltd.	18,643	741
	Daio Paper Corp.	118,066	741
[1]	Nomura Micro Science Co. Ltd.	32,800	741
	Shibaura Machine Co. Ltd.	26,893	740
	Tosei Corp.	71,746	731
	Mixi Inc.	41,242	726
	Taihei Dengyo Kaisha Ltd.	50,190	725
	Kurimoto Ltd.	65,225	724
	T Hasegawa Co. Ltd.	39,299	723
	Aichi Steel Corp.	35,888	715
	Milbon Co. Ltd.	43,514	715
	Royal Holdings Co. Ltd.	83,358	715
	Itochu Enex Co. Ltd.	57,488	712
	Belc Co. Ltd.	14,346	711
	Procrea Holdings Inc.	40,810	708
	Shoei Co. Ltd.	61,400	707
	Argo Graphics Inc.	75,800	706
	Central Automotive Products Ltd.	52,200	706
	Ishihara Sangyo Kaisha Ltd.	37,039	703
	Towa Pharmaceutical Co. Ltd.	30,180	703
	Joyful Honda Co. Ltd.	51,114	703
	Tri Chemical Laboratories Inc.	32,800	703
*	Sanken Electric Co. Ltd.	14,896	702
	Bank of Iwate Ltd.	17,724	701
	Mirai Corp.	2,170	701
	Onward Holdings Co. Ltd.	147,659	700
	Nishikawa Rubber Co. Ltd.	29,240	698
	Akita Bank Ltd.	21,124	694
	Komeri Co. Ltd.	32,470	693
	Yokogawa Bridge Holdings Corp.	34,359	692
	Megachips Corp.	12,617	691
	GungHo Online Entertainment Inc.	40,634	691
	Ichigo Office REIT Investment Corp.	1,099	690
	Heiwa Real Estate Co. Ltd.	47,070	689
	Nichiha Corp.	31,168	686
	Maxell Ltd.	47,502	683
	Shibuya Corp.	29,904	681
	Arata Corp.	33,898	676
	Create SD Holdings Co. Ltd.	32,199	676
	MEC Co. Ltd.	18,646	669
	TechMatrix Corp.	48,700	666
	Tsurumi Manufacturing Co. Ltd.	47,008	664
	JMDC Inc.	30,200	664
	Mitsuboshi Belting Ltd.	25,401	662
	Japan Pulp & Paper Co. Ltd.	105,690	659
	Hosokawa Micron Corp.	16,542	656
	Ricoh Leasing Co. Ltd.	16,937	656
	KH Neochem Co. Ltd.	39,837	655
	SOSiLA Logistics REIT Inc.	784	649
	Idec Corp.	34,679	646
	Transcosmos Inc.	26,477	646

		Shares	Market Value ($000)
	MIRARTH Real Estate Investment Corp.	1,068	645
	Shin Nippon Air Technologies Co. Ltd.	30,300	644
	Nohmi Bosai Ltd.	26,200	643
	Japan Lifeline Co. Ltd.	64,208	641
	Funai Soken Holdings Inc.	88,412	641
	BML Inc.	25,203	638
	Optex Group Co. Ltd.	41,068	638
	Wacom Co. Ltd.	131,531	637
	UT Group Co. Ltd.	475,500	635
	Toenec Corp.	47,840	634
	Wakita & Co. Ltd.	48,599	633
	Nishio Holdings Co. Ltd.	20,333	632
	Nachi-Fujikoshi Corp.	19,913	630
	Toyo Tanso Co. Ltd.	18,035	630
	Nishimatsuya Chain Co. Ltd.	45,380	628
	Happinet Corp.	35,068	628
	Tokyotokeiba Co. Ltd.	18,130	628
	Shikoku Bank Ltd.	47,436	625
	Hiday Hidaka Corp.	30,949	622
	Komori Corp.	57,187	621
	Token Corp.	6,466	621
	Fuji Kyuko Co. Ltd.	46,793	620
	Mitsuuroko Group Holdings Co. Ltd.	43,900	618
	Axial Retailing Inc.	81,936	615
	Maeda Kosen Co. Ltd.	51,300	614
	Hochiki Corp.	19,100	611
	Alconix Corp.	34,820	611
	Elecom Co. Ltd.	57,122	610
	Doutor Nichires Holdings Co. Ltd.	33,471	610
	NS United Kaiun Kaisha Ltd.	13,655	609
	Tochigi Bank Ltd.	112,242	609
	Bank of the Ryukyus Ltd.	42,542	607
	Future Corp.	49,432	607
	Central Glass Co. Ltd.	25,616	604
	TPR Co. Ltd.	69,244	602
	METAWATER Co. Ltd.	28,096	602
	TV Asahi Holdings Corp.	26,000	601
	Shin-Etsu Polymer Co. Ltd.	45,932	600
	Asahi Kogyosha Co. Ltd.	25,700	599
	JBCC Holdings Inc.	62,000	597
	TOA ROAD Corp.	52,945	597
	Earth Corp.	18,839	595
	Senshu Electric Co. Ltd.	15,862	593
	S&B Foods Inc.	21,000	593
	Bank of Saga Ltd.	19,744	588
	Eizo Corp.	42,020	588
	Sinko Industries Ltd.	61,227	588
	Zuken Inc.	18,735	584
	Matsuya Co. Ltd.	47,819	583
	Noevir Holdings Co. Ltd.	19,127	578
[1]	Kura Sushi Inc.	26,210	577
	Imperial Hotel Ltd.	63,800	575
	Eagle Industry Co. Ltd.	28,676	574
	Krosaki Harima Corp.	21,124	573
	Nitta Corp.	21,611	569
	Appier Group Inc.	84,400	567
	HI-LEX Corp.	25,300	566
	& ST HD Co. Ltd.	31,372	565
	Tokyo Steel Manufacturing Co. Ltd.	57,849	565
	ASAHI YUKIZAI Corp.	16,144	564
	Lifedrink Co. Inc.	53,544	561
	Takamatsu Construction Group Co. Ltd.	22,629	560
	Tsukishima Holdings Co. Ltd.	29,137	560
	Yamazen Corp.	60,692	560
	Saibu Gas Holdings Co. Ltd.	36,092	558
	Aisan Industry Co. Ltd.	39,151	557
	Kanto Denka Kogyo Co. Ltd.	66,587	557
	Mitsui High-Tec Inc.	114,740	555
	Hibiya Engineering Ltd.	17,797	554
	Noritz Corp.	41,141	550

		Shares	Market Value ($000)
	HIS Co. Ltd.	65,848	547
	Riken Vitamin Co. Ltd.	27,228	547
	Mochida Pharmaceutical Co. Ltd.	23,280	546
	Npr Riken Corp.	23,220	546
	Tachi-S Co. Ltd.	39,971	545
*,1	Atom Corp.	139,051	544
	ESPEC Corp.	24,312	541
	Genky DrugStores Co. Ltd.	19,800	540
	Premium Group Co. Ltd.	46,300	540
	Ichigo Inc.	204,343	539
	Fuji Co. Ltd.	39,416	537
	Kawada Technologies Inc.	17,740	537
	Doshisha Co. Ltd.	25,597	535
	Keihanshin Building Co. Ltd.	43,131	535
	TRE Holdings Corp.	48,200	535
	Valqua Ltd.	18,831	534
	Okamoto Industries Inc.	14,929	532
*	Nippon Sheet Glass Co. Ltd.	119,582	531
	Mitsubishi Research Institute Inc.	16,871	530
	Nippon Signal Co. Ltd.	61,721	529
	Yuasa Trading Co. Ltd.	14,426	529
	Kyorin Pharmaceutical Co. Ltd.	50,287	528
	Nissan Shatai Co. Ltd.	82,010	527
	Dip Corp.	39,706	527
	Daiichi Jitsugyo Co. Ltd.	25,571	526
	Eiken Chemical Co. Ltd.	33,956	526
	United Super Markets Holdings Inc.	87,087	525
	Showa Sangyo Co. Ltd.	25,686	523
	WingArc1st Inc.	24,800	523
	Prima Meat Packers Ltd.	29,065	519
	Ichibanya Co. Ltd.	89,120	517
	Tokyo Electron Device Ltd.	22,516	515
[1]	OSAKA Titanium Technologies Co. Ltd.	34,414	512
	JAC Recruitment Co. Ltd.	79,636	510
	Kohnan Shoji Co. Ltd.	20,177	508
	Riken Technos Corp.	47,093	508
	Marusan Securities Co. Ltd.	74,129	507
	Yamagata Bank Ltd.	35,358	506
	Canon Electronics Inc.	21,516	505
	Press Kogyo Co. Ltd.	89,193	504
	JINS Holdings Inc.	15,030	503
	Meisei Industrial Co. Ltd.	45,084	502
	Kisoji Co. Ltd.	30,700	501
	Sakai Moving Service Co. Ltd.	26,518	501
	Ryobi Ltd.	28,377	500
	Yahagi Construction Co. Ltd.	33,286	500
	Furuya Metal Co. Ltd.	18,300	500
	Orient Corp.	70,174	499
	Toshiba TEC Corp.	29,687	499
	Restar Corp.	26,227	499
	Katakura Industries Co. Ltd.	26,200	498
	Sun Frontier Fudousan Co. Ltd.	31,404	498
	eGuarantee Inc.	43,900	498
	Hioki EE Corp.	12,459	496
	Sanyo Chemical Industries Ltd.	13,852	495
	Mitani Sekisan Co. Ltd.	10,000	495
	Nippon Yakin Kogyo Co. Ltd.	15,931	493
[1]	Sakura Internet Inc.	28,600	493
	Hirata Corp.	29,445	489
	Digital Arts Inc.	13,356	485
	Anest Iwata Corp.	45,250	484
	SBS Holdings Inc.	19,400	484
	Kameda Seika Co. Ltd.	19,138	483
	Tanseisha Co. Ltd.	48,849	483
	Nichireki Group Co. Ltd.	31,000	483
	Asanuma Corp.	70,500	482
	Kyokuyo Co. Ltd.	14,457	481
	A&D HOLON Holdings Co. Ltd.	32,563	481
	Denyo Co. Ltd.	20,229	480
	Optorun Co. Ltd.	36,300	479

		Shares	Market Value ($000)
	Koshidaka Holdings Co. Ltd.	61,868	478
	Osaka Organic Chemical Industry Ltd.	18,100	476
	Hokkaido Gas Co. Ltd.	89,145	475
	Enplas Corp.	8,051	473
[1]	Ringer Hut Co. Ltd.	32,398	472
	Shinagawa Refra Co. Ltd.	33,862	470
	Zacros Corp.	62,320	469
	Anicom Holdings Inc.	68,836	468
	Tokai Corp.	29,318	467
	Toho Titanium Co. Ltd.	38,650	465
	Fukui Bank Ltd.	24,496	463
	AOKI Holdings Inc.	38,723	462
	Arisawa Manufacturing Co. Ltd.	39,900	461
	Tsuburaya Fields Holdings Inc.	38,842	460
	Roland Corp.	18,500	457
	CTI Engineering Co. Ltd.	23,900	457
	Vision Inc.	54,413	456
	Kumiai Chemical Industry Co. Ltd.	100,037	455
*,1	PKSHA Technology Inc.	22,288	455
	Konishi Co. Ltd.	53,860	454
	Teikoku Sen-I Co. Ltd.	23,403	454
	Sato Corp.	30,093	452
*	Nxera Pharma Co. Ltd.	85,700	452
	Bando Chemical Industries Ltd.	34,403	451
	Okinawa Electric Power Co. Inc.	63,544	451
	One REIT Inc.	766	450
	Seika Corp.	29,862	449
	Starzen Co. Ltd.	52,596	449
	ZERIA Pharmaceutical Co. Ltd.	33,705	448
	Plus Alpha Consulting Co. Ltd.	31,089	447
	Matsuyafoods Holdings Co. Ltd.	10,463	446
	Nippon Ceramic Co. Ltd.	18,310	446
	Shinnihon Corp.	34,382	444
	Japan Transcity Corp.	56,176	444
	Ehime Bank Ltd.	40,241	443
	Sala Corp.	61,700	443
	Prestige International Inc.	97,706	438
	Japan Investment Adviser Co. Ltd.	30,300	437
	Koa Corp.	43,269	436
[1]	Mitsuba Corp.	51,639	436
	Aida Engineering Ltd.	56,134	435
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,419	434
	Itochu-Shokuhin Co. Ltd.	6,076	434
	Nagawa Co. Ltd.	10,900	434
	Iriso Electronics Co. Ltd.	20,007	432
[1]	Tama Home Co. Ltd.	18,000	432
	Raiznext Corp.	26,423	431
	S Foods Inc.	21,836	430
	VT Holdings Co. Ltd.	121,894	428
	Weathernews Inc.	16,248	428
	Joshin Denki Co. Ltd.	24,114	428
	Yokorei Co. Ltd.	52,127	428
	SRA Holdings	11,768	428
	Pack Corp.	50,838	426
	Kamei Corp.	21,296	425
[1]	Toyo Gosei Co. Ltd.	7,400	424
	Ki-Star Real Estate Co. Ltd.	10,300	421
	Nippon Kanzai Holdings Co. Ltd.	23,525	420
	Yamae Group Holdings Co. Ltd.	23,200	420
	Sintokogio Ltd.	56,778	419
	AZ-COM MARUWA Holdings Inc.	65,188	418
	K&O Energy Group Inc.	15,136	415
	Sagami Holdings Corp.	33,211	414
	Santec Holdings Corp.	6,150	414
	Sakai Chemical Industry Co. Ltd.	19,028	410
	Stella Chemifa Corp.	11,859	408
	Topy Industries Ltd.	20,118	408
*	Medley Inc.	26,400	408
	United Arrows Ltd.	26,078	406
	Nippon Parking Development Co. Ltd.	220,110	406

		Shares	Market Value ($000)
	Takaoka Toko Co. Ltd.	13,552	405
	Piolax Inc.	35,888	403
	JCR Pharmaceuticals Co. Ltd.	96,332	402
	Oyo Corp.	21,602	402
	Mitsubishi Logisnext Co. Ltd.	39,561	401
	Cybozu Inc.	25,688	396
	Pacific Metals Co. Ltd.	20,933	395
	Sankei Real Estate Inc.	458	393
	Tamura Corp.	94,847	391
	Nippon Thompson Co. Ltd.	65,394	389
[1]	Shoei Foods Corp.	14,741	388
	TSI Holdings Co. Ltd.	56,884	388
	Futaba Industrial Co. Ltd.	57,229	385
	JM Holdings Co. Ltd.	33,200	385
	Computer Engineering & Consulting Ltd.	26,928	384
	Halows Co. Ltd.	13,061	384
	RS Technologies Co. Ltd.	15,600	384
	Solasto Corp.	64,600	382
	Nippon Carbon Co. Ltd.	12,751	380
	Oiles Corp.	24,171	380
	Sekisui Jushi Corp.	28,271	380
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	380
	Mitsui DM Sugar Co. Ltd.	17,429	379
	Altech Corp.	22,100	376
	RYODEN Corp.	15,740	375
	Hokuto Corp.	29,005	372
	m-up Holdings Inc.	69,600	372
	Zojirushi Corp.	37,098	371
	Nissha Co. Ltd.	45,728	370
	Teikoku Electric Manufacturing Co. Ltd.	18,718	369
	G-Tekt Corp.	29,104	369
	ASKUL Corp.	41,610	368
	Nissei ASB Machine Co. Ltd.	9,063	368
	Yondenko Corp.	34,000	368
	Bell System24 Holdings Inc.	39,348	365
	Miyaji Engineering Group Inc.	29,014	365
	Kyoei Steel Ltd.	22,602	364
	Starts Proceed Investment Corp.	268	364
	Belluna Co. Ltd.	57,377	361
	GLOBERIDE Inc.	25,400	361
	Marudai Food Co. Ltd.	24,196	359
	Qol Holdings Co. Ltd.	26,127	359
	DyDo Group Holdings Inc.	22,439	358
	Torishima Pump Manufacturing Co. Ltd.	25,601	358
	Riso Kagaku Corp.	45,166	357
	Tokushu Tokai Paper Co. Ltd.	33,380	357
	Sodick Co. Ltd.	52,714	356
	Chubu Shiryo Co. Ltd.	30,379	355
	Digital Garage Inc.	21,748	355
	Tachibana Eletech Co. Ltd.	17,900	353
	Chuo Spring Co. Ltd.	15,928	352
	Fukuda Corp.	6,976	352
	ES-Con Japan Ltd.	45,600	352
	Hoosiers Holdings Co. Ltd.	41,000	352
	Health Care & Medical Investment Corp.	450	352
	UNISOL Holdings Corp.	23,800	352
	Shofu Inc.	29,500	351
	Daido Metal Co. Ltd.	52,634	350
	Vital KSK Holdings Inc.	38,442	349
	Tekken Corp.	11,042	348
	Unipres Corp.	39,320	348
	Yokowo Co. Ltd.	24,340	347
	Sumitomo Seika Chemicals Co. Ltd.	9,959	345
	Kyokuto Securities Co. Ltd.	30,900	345
	M&A Capital Partners Co. Ltd.	16,944	345
	Shizuoka Gas Co. Ltd.	43,438	344
	Okura Industrial Co. Ltd.	11,164	344
	Strike Co. Ltd.	12,630	344
	Murakami Corp.	8,199	344
	SIGMAXYZ Holdings Inc.	68,000	344

		Shares	Market Value ($000)
	Osaka Steel Co. Ltd.	16,848	343
	Geo Holdings Corp.	29,064	342
[1]	Kappa Create Co. Ltd.	33,293	340
	Goldcrest Co. Ltd.	15,726	338
	Osaki Electric Co. Ltd.	41,910	337
	Cresco Ltd.	31,000	337
	Kanro Inc.	32,300	337
	BrainPad Inc.	19,140	334
	Tosei REIT Investment Corp.	352	333
	Airman Corp.	26,500	331
	Oriental Shiraishi Corp.	123,929	329
	Fudo Tetra Corp.	16,771	326
	Hakuto Co. Ltd.	12,145	326
	St. Marc Holdings Co. Ltd.	17,934	326
	Chofu Seisakusho Co. Ltd.	25,011	324
	J-Oil Mills Inc.	24,516	322
*	euglena Co. Ltd.	119,208	321
	Tomoku Co. Ltd.	14,256	320
	Nichiden Corp.	19,440	318
	Nippon Denko Co. Ltd.	127,676	317
	Nihon Nohyaku Co. Ltd.	48,181	316
	Broadleaf Co. Ltd.	73,026	312
	Mirarth Holdings Inc.	120,812	308
	Mars Group Holdings Corp.	14,458	305
	Pasona Group Inc.	23,720	305
	Siix Corp.	37,136	304
	Godo Steel Ltd.	11,758	304
	Kyodo Printing Co. Ltd.	28,660	303
	Aeon Hokkaido Corp.	50,000	303
	Daiki Aluminium Industry Co. Ltd.	35,735	303
	Samty Residential Investment Corp.	407	300
	Vector Inc.	31,494	298
	Maxvalu Tokai Co. Ltd.	12,300	298
	Okabe Co. Ltd.	48,211	297
	Rheon Automatic Machinery Co. Ltd.	29,886	297
	Kojima Co. Ltd.	36,493	295
	Shibusawa Logistics Corp.	35,124	295
	Cawachi Ltd.	14,646	294
	Chori Co. Ltd.	11,452	292
	Key Coffee Inc.	22,822	292
	Avex Inc.	37,555	291
	Toyo Kanetsu KK	16,920	291
	Toyo Corp.	25,095	291
	Chubu Steel Plate Co. Ltd.	20,300	290
	Neturen Co. Ltd.	33,840	289
	Koatsu Gas Kogyo Co. Ltd.	39,573	287
*	Nippon Chemi-Con Corp.	29,596	287
	Nagaileben Co. Ltd.	24,783	286
	Towa Bank Ltd.	38,347	286
[1]	KeePer Technical Laboratory Co. Ltd.	13,826	286
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	285
	Retail Partners Co. Ltd.	32,500	284
	Fixstars Corp.	28,700	282
	KPP Group Holdings Co. Ltd.	49,371	282
	Miroku Jyoho Service Co. Ltd.	22,512	281
	Daiwa Industries Ltd.	27,877	280
	Takara Bio Inc.	53,286	280
	TDC Soft Inc.	35,383	280
	Ichiyoshi Securities Co. Ltd.	35,838	279
	Warabeya Nichiyo Holdings Co. Ltd.	12,539	279
	Yondoshi Holdings Inc.	23,618	278
	Alpen Co. Ltd.	19,728	277
	Sanshin Electronics Co. Ltd.	13,600	276
	Wellneo Sugar Co. Ltd.	14,900	276
[1]	Fujio Food Group Inc.	39,900	276
	ESCON Japan REIT Investment Corp.	340	275
*,1	Remixpoint Inc.	161,184	274
	Daikyonishikawa Corp.	51,745	274
	Comture Corp.	26,100	274
[1]	Change Holdings Inc.	40,100	273

		Shares	Market Value ($000)
	PHC Holdings Corp.	38,900	273
	Obara Group Inc.	11,145	272
	Shinsho Corp.	15,800	272
	J Trust Co. Ltd.	85,743	271
	Asahi Diamond Industrial Co. Ltd.	46,060	270
	NEC Capital Solutions Ltd.	10,266	270
	FIDEA Holdings Co. Ltd.	20,790	270
	Transaction Co. Ltd.	35,000	270
	Hodogaya Chemical Co. Ltd.	18,246	269
	Sanyo Electric Railway Co. Ltd.	20,523	269
	en Japan Inc.	28,700	267
	BRONCO BILLY Co. Ltd.	10,759	267
	Nittoku Co. Ltd.	17,600	267
	Avant Group Corp.	25,000	266
	Aichi Corp.	29,782	263
[1]	Shin Nippon Biomedical Laboratories Ltd.	25,110	263
	Tokyo Energy & Systems Inc.	22,110	263
	Oisix ra daichi Inc.	28,354	263
	Giken Ltd.	20,237	262
	Iseki & Co. Ltd.	22,631	262
	SRE Holdings Corp.	13,683	262
	Daito Pharmaceutical Co. Ltd.	30,130	260
	GMO Financial Holdings Inc.	45,000	259
	Sinanen Holdings Co. Ltd.	6,260	258
	Insource Co. Ltd.	54,200	254
	Ines Corp.	20,788	253
	Nihon Tokushu Toryo Co. Ltd.	16,700	253
	Septeni Holdings Co. Ltd.	89,300	252
	Toa Corp. (XTKS)	23,497	251
	Curves Holdings Co. Ltd.	52,068	251
	Shinwa Co. Ltd.	12,349	250
	CMK Corp.	70,381	249
	Sumida Corp.	32,455	249
[1]	West Holdings Corp.	24,114	248
	Quants Research Institute Holdings Inc.	33,365	248
	Aiphone Co. Ltd.	12,845	247
	Gakken Holdings Co. Ltd.	36,500	247
	COLOPL Inc.	85,082	246
	JDC Corp.	60,000	245
	Aizawa Securities Group Co. Ltd.	26,526	244
	Genki Global Dining Concepts Corp.	12,093	243
	JSP Corp.	15,348	242
	Zenrin Co. Ltd.	35,695	242
	Gift Holdings Inc.	10,200	242
	Dai Nippon Toryo Co. Ltd.	27,086	241
	JP-Holdings Inc.	52,845	239
	Fujicco Co. Ltd.	22,701	237
	Fukui Computer Holdings Inc.	11,569	237
	Hokkan Holdings Ltd.	15,555	235
	Sparx Group Co. Ltd.	22,080	235
	Mie Kotsu Group Holdings Inc.	65,236	234
*	RENOVA Inc.	52,200	233
	Hisaka Works Ltd.	23,202	231
	Shima Seiki Manufacturing Ltd.	34,768	229
	Onoken Co. Ltd.	24,730	228
	Maezawa Kyuso Industries Co. Ltd.	21,416	227
	Istyle Inc.	76,976	226
	JSB Co. Ltd.	10,800	226
	France Bed Holdings Co. Ltd.	25,998	224
	Iwaki Co. Ltd.	12,900	224
	LITALICO Inc.	28,600	220
	Seikitokyu Kogyo Co. Ltd.	20,400	220
	I'll Inc.	13,500	217
	Mirai Industry Co. Ltd.	9,995	217
	Tohokushinsha Film Corp.	52,600	216
	Inui Global Logistics Co. Ltd.	25,703	215
	Software Service Inc.	2,600	215
*	Net Protections Holdings Inc.	69,200	214
	CAC Holdings Corp.	16,400	213
	Intage Holdings Inc.	19,350	212

		Shares	Market Value ($000)
[1]	Kosaido Holdings Co. Ltd.	65,400	211
	Nafco Co. Ltd.	14,993	211
	Kyosan Electric Manufacturing Co. Ltd.	47,683	208
	Sanoh Industrial Co. Ltd.	37,598	208
	Yukiguni Factory Co. Ltd.	29,900	205
	giftee Inc.	24,741	204
	Nippon Fine Chemical Co. Ltd.	11,900	202
	TOC Co. Ltd.	37,192	201
	Central Security Patrols Co. Ltd.	10,602	200
	Rock Field Co. Ltd.	21,912	198
	Taki Chemical Co. Ltd.	7,800	198
	Komatsu Matere Co. Ltd.	34,843	196
	Feed One Co. Ltd.	26,868	194
	Chiyoda Co. Ltd.	27,087	193
	Nippon Rietec Co. Ltd.	13,400	193
	Softcreate Holdings Corp.	14,396	193
	Nippon Sharyo Ltd.	8,068	192
	V Technology Co. Ltd.	9,458	191
	Kenko Mayonnaise Co. Ltd.	14,738	191
	grems Inc.	12,300	191
	Shindengen Electric Manufacturing Co. Ltd.	7,964	189
	Futaba Corp.	45,100	187
	Daikokutenbussan Co. Ltd.	5,677	186
	WATAMI Co. Ltd.	30,118	186
	Buffalo Inc.	6,359	185
*	baudroie Inc.	13,853	183
	Alpha Systems Inc.	7,367	180
	Kanaden Corp.	13,016	180
[1]	Ministop Co. Ltd.	13,744	180
	Nakayama Steel Works Ltd.	44,129	180
	FULLCAST Holdings Co. Ltd.	16,096	175
	Asahi Co. Ltd.	20,900	174
	Midac Holdings Co. Ltd.	13,435	174
	Fujiya Co. Ltd.	10,451	173
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	173
	Yamashin-Filter Corp.	44,899	173
	Pronexus Inc.	22,931	172
	LEC Inc.	25,884	172
	G-7 Holdings Inc.	18,100	171
	Shinko Shoji Co. Ltd.	24,230	169
	Okuwa Co. Ltd.	29,777	168
	Tv Tokyo Holdings Corp.	5,674	168
	Cleanup Corp.	29,330	166
	Gecoss Corp.	16,150	166
	Base Co. Ltd.	8,300	164
	Honeys Holdings Co. Ltd.	17,130	163
	Daikoku Denki Co. Ltd.	8,700	160
	Tayca Corp.	17,788	160
	Xebio Holdings Co. Ltd.	22,998	160
	Nichiban Co. Ltd.	12,500	159
	Komehyo Holdings Co. Ltd.	7,300	158
	Daiho Corp.	30,900	157
	Fuji Pharma Co. Ltd.	12,700	157
	Icom Inc.	8,100	157
	World Holdings Co. Ltd.	9,600	157
	Cosel Co. Ltd.	20,397	154
	ST Corp.	15,449	153
[1]	FP Partner Inc.	10,546	153
	Arakawa Chemical Industries Ltd.	17,922	152
	Rokko Butter Co. Ltd.	19,544	150
	YAKUODO Holdings Co. Ltd.	11,552	150
	Airport Facilities Co. Ltd.	22,915	146
	Moriroku Co. Ltd.	9,300	146
	Amvis Holdings Inc.	47,391	146
*	Aeon Fantasy Co. Ltd.	7,870	145
	Ichikoh Industries Ltd.	43,044	143
	Seikagaku Corp.	31,722	143
	ZIGExN Co. Ltd.	47,200	143
	CTS Co. Ltd.	21,391	141
[1]	Inaba Seisakusho Co. Ltd.	13,563	140

		Shares	Market Value ($000)
	Nitto Kohki Co. Ltd.	11,450	139
	Akatsuki Inc.	8,300	137
	Sankyo Seiko Co. Ltd.	26,735	136
	Central Sports Co. Ltd.	8,446	133
	Yorozu Corp.	20,213	133
*	PIA Corp.	7,671	132
*	Universal Entertainment Corp.	25,490	129
	WDB Holdings Co. Ltd.	12,376	128
	GREE Holdings Inc.	48,739	128
	Chiyoda Integre Co. Ltd.	5,946	127
	Kintetsu Department Store Co. Ltd.	10,658	125
	Gamecard Holdings Inc	6,400	125
	Studio Alice Co. Ltd.	9,656	124
	Link & Motivation Inc.	37,800	123
	Amuse Inc.	9,354	122
	SBI ARUHI Corp.	21,300	122
	EM Systems Co. Ltd.	25,900	122
	Nihon Trim Co. Ltd.	3,879	120
	Marvelous Inc.	38,469	119
	Digital Holdings Inc.	9,100	119
	Shimojima Co. Ltd.	12,800	115
*,1	TerraSky Co. Ltd.	8,390	114
*	KNT-CT Holdings Co. Ltd.	9,949	112
	Tosho Co. Ltd.	22,631	109
	Sumiseki Holdings Inc.	25,000	109
*	Nippon Coke & Engineering Co. Ltd.	152,422	108
[1]	YA-MAN Ltd.	22,870	103
	Sankyo Tateyama Inc.	24,277	101
*,1	Japan Display Inc.	696,539	101
	Elan Corp.	23,300	101
	Tsutsumi Jewelry Co. Ltd.	5,800	99
	Nisso Holdings Co. Ltd.	22,200	99
	Riso Kyoiku Group Corp.	72,300	96
	Management Solutions Co. Ltd.	11,326	95
*,1	Sourcenext Corp.	98,100	92
	eRex Co. Ltd.	22,361	91
	Daisyo Corp.	12,058	89
	Corona Corp.	14,040	86
	GMO GlobalSign Holdings KK	5,811	85
	Tess Holdings Co. Ltd.	34,300	82
	Media Do Co. Ltd.	7,430	79
*	Optim Corp.	24,082	77
	Oro Co. Ltd.	5,700	77
	Shimadaya Corp.	6,359	74
	LIFULL Co. Ltd.	58,539	66
	S-Pool Inc.	39,560	66
*,1	Miyakoshi Holdings Inc.	12,290	66
	Ohara Inc.	9,100	63
	Airtrip Corp.	13,100	63
	Advan Group Co. Ltd.	8,487	52
	Pharma Foods International Co. Ltd.	11,700	51
	Atrae Inc.	10,976	49
	Kanamic Network Co. Ltd.	15,400	49
[1]	Kitanotatsujin Corp.	50,100	46
	CHIMNEY Co. Ltd.	5,300	44
	FAN Communications Inc.	11,103	35
*	Demae-Can Co. Ltd.	33,100	29
	Ebase Co. Ltd.	9,900	28
	MTI Ltd.	4,378	21
	Artnature Inc.	2,906	16
*	LIFENET INSURANCE CO.	1,000	13
	Yushin Co.	2,504	12
	IwaiCosmo Holdings Inc.	400	9
	Eslead Corp.	100	4
			7,539,206
New Zealand (0.6%)
	Fisher & Paykel Healthcare Corp. Ltd.	704,897	16,467
	Auckland International Airport Ltd.	1,989,178	9,912
	Infratil Ltd.	1,128,564	7,508

		Shares	Market Value ($000)
	Contact Energy Ltd.	1,004,031	5,659
	Meridian Energy Ltd.	1,493,622	5,067
	Mainfreight Ltd.	97,640	3,952
	EBOS Group Ltd.	231,415	3,585
	Mercury NZ Ltd.	800,922	3,056
	Spark New Zealand Ltd.	2,104,252	2,864
*	Fletcher Building Ltd.	1,257,587	2,827
	Summerset Group Holdings Ltd.	262,915	1,828
*	Ryman Healthcare Ltd.	1,067,445	1,789
	Freightways Group Ltd.	198,842	1,747
	Precinct Properties Group	2,010,647	1,411
	Goodman Property Trust	1,132,846	1,320
	Kiwi Property Group Ltd.	1,762,194	1,070
	Genesis Energy Ltd.	657,013	962
	Vector Ltd.	304,153	883
	Channel Infrastructure NZ Ltd.	466,046	817
*	SKYCITY Entertainment Group Ltd.	1,232,319	687
	Air New Zealand Ltd.	1,917,991	670
	Argosy Property Ltd.	924,139	650
	Scales Corp. Ltd.	164,548	569
*	Oceania Healthcare Ltd.	846,602	431
	Stride Property Group	539,885	411
	SKY Network Television Ltd.	119,400	240
	Vital Healthcare Property Trust	11,571	14
			76,396
Singapore (3.3%)
	DBS Group Holdings Ltd.	2,461,484	114,416
	Oversea-Chinese Banking Corp. Ltd.	3,973,897	66,322
	United Overseas Bank Ltd.	1,507,890	45,446
	Singapore Telecommunications Ltd.	8,729,515	31,502
	Keppel Ltd.	1,724,760	14,838
	Singapore Technologies Engineering Ltd.	1,824,630	14,027
	Singapore Exchange Ltd.	990,818	13,729
	CapitaLand Integrated Commercial Trust	7,205,566	13,528
	CapitaLand Ascendas REIT	4,566,710	10,220
	Singapore Airlines Ltd.	1,755,083	8,761
	Capitaland Investment Ltd.	2,765,005	6,694
	Wilmar International Ltd.	2,163,716	5,777
	Sembcorp Industries Ltd.	1,074,368	5,091
	UOL Group Ltd.	563,197	4,810
	Mapletree Logistics Trust	4,076,372	4,337
	Keppel DC REIT	2,345,699	4,203
	Seatrium Ltd.	2,513,118	4,168
	Mapletree Industrial Trust	2,503,921	4,151
	Venture Corp. Ltd.	316,516	4,064
	Genting Singapore Ltd.	6,886,594	3,976
	City Developments Ltd.	481,117	3,506
	Thai Beverage PCL	8,718,300	3,291
	SATS Ltd.	1,066,866	3,178
	Mapletree Pan Asia Commercial Trust	2,711,937	3,110
	ComfortDelGro Corp. Ltd.	2,563,204	2,961
	Keppel REIT	3,798,025	2,945
	Suntec REIT	2,512,266	2,838
	Frasers Centrepoint Trust	1,548,569	2,727
	Frasers Logistics & Commercial Trust	3,331,256	2,648
	NetLink NBN Trust	3,434,900	2,642
	CapitaLand Ascott Trust	3,146,333	2,428
	Keppel Infrastructure Trust	5,069,009	2,070
	Golden Agri-Resources Ltd.	7,566,593	1,718
	Jardine Cycle & Carriage Ltd.	68,327	1,704
	Parkway Life REIT	518,054	1,662
	iFAST Corp. Ltd.	194,600	1,614
	Sheng Siong Group Ltd.	751,299	1,607
	ESR-REIT	677,233	1,454
	Hutchison Port Holdings Trust	5,959,866	1,371
*	Yangzijiang Maritime Development Ltd.	2,634,000	1,242
	Capitaland India Trust	1,220,534	1,191
	Lendlease Global Commercial REIT	1,956,400	982
	AIMS APAC REIT	769,701	909

		Shares	Market Value ($000)
*	NTT DC REIT	885,600	903
	CapitaLand China Trust	1,444,730	890
	UMS Integration Ltd.	813,500	857
	Starhill Global REIT	1,791,501	831
	OUE REIT	2,775,416	819
	First Resources Ltd.	483,789	814
	Stoneweg Europe Stapled Trust	427,380	807
	SIA Engineering Co. Ltd.	287,109	745
	Raffles Medical Group Ltd.	880,137	689
	Olam Group Ltd.	965,200	678
	CDL Hospitality Trusts	969,100	660
	StarHub Ltd.	716,370	641
	Singapore Post Ltd.	1,921,829	597
	Digital Core REIT Management Pte. Ltd.	1,003,300	542
	Far East Hospitality Trust	1,116,689	536
*,1	AEM Holdings Ltd.	302,491	460
	First REIT	1,736,508	383
[1]	Riverstone Holdings Ltd.	621,700	374
	Bumitama Agri Ltd.	313,547	356
	Prime US REIT	1,342,330	302
*	Keppel Pacific Oak US REIT	987,500	242
*	COSCO Shipping International Singapore Co. Ltd.	2,009,200	185
	Nanofilm Technologies International Ltd.	387,400	174
*	Manulife US REIT	2,020,275	145
			443,488
South Korea (17.4%)
	Samsung Electronics Co. Ltd. (XKRX)	5,737,459	633,844
	SK Hynix Inc.	660,761	412,564
[1]	Hyundai Motor Co.	164,911	57,406
*	SK Square Co. Ltd.	109,504	42,865
	KB Financial Group Inc.	436,282	40,836
*	Hanwha Aerospace Co. Ltd.	41,486	37,345
	NAVER Corp.	182,485	34,687
*	Doosan Enerbility Co. Ltd.	539,315	33,667
	Kia Corp.	288,180	30,663
	Shinhan Financial Group Co. Ltd.	518,216	30,286
[1]	Celltrion Inc.	180,639	26,289
	Hana Financial Group Inc.	327,057	22,725
	Hyundai Mobis Co. Ltd.	70,722	22,098
	POSCO Holdings Inc.	90,822	21,794
	Samsung C&T Corp.	96,335	20,081
*	Samsung SDI Co. Ltd. (XKRX)	74,243	19,984
*,2	Samsung Biologics Co. Ltd.	14,458	17,473
	Woori Financial Group Inc.	817,475	17,101
	HD Hyundai Electric Co. Ltd.	26,780	16,407
	Kakao Corp.	373,356	15,869
*	Samsung Heavy Industries Co. Ltd.	769,694	15,687
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	54,496	15,609
[1]	Hyundai Heavy Industries Co. Ltd.	38,018	15,132
*	Hanwha Ocean Co. Ltd.	152,580	14,652
	Hyundai Rotem Co. Ltd.	88,053	14,079
*,1	LG Energy Solution Ltd.	50,348	13,840
[1]	Ecopro Co. Ltd.	122,349	13,726
*,1	Alteogen Inc.	47,956	13,714
	KT&G Corp.	127,883	13,677
	Samsung Fire & Marine Insurance Co. Ltd.	38,018	13,218
	Samsung Electro-Mechanics Co. Ltd.	67,053	12,896
*	Korea Electric Power Corp.	312,943	12,622
	Samsung Life Insurance Co. Ltd.	95,671	12,457
	LG Chem Ltd. (XKRX)	56,404	12,111
*	Hyosung Heavy Industries Corp.	6,326	11,346
	SK Inc.	43,916	10,142
	Korea Aerospace Industries Ltd.	85,485	9,963
*,1	Ecopro BM Co. Ltd.	59,175	9,479
[1]	LG Electronics Inc. (XKRX)	128,835	8,833
	HD Hyundai Co. Ltd.	50,668	8,223
	Hyundai Glovis Co. Ltd.	45,596	7,687
	Korea Investment Holdings Co. Ltd.	50,003	7,480
[1]	Hanmi Semiconductor Co. Ltd.	51,167	7,402

		Shares	Market Value ($000)
	Meritz Financial Group Inc.	90,018	7,278
*	LS Electric Co. Ltd.	18,555	7,231
[1]	Mirae Asset Securities Co. Ltd.	243,646	7,223
[1]	Korea Zinc Co. Ltd.	5,469	7,124
[1]	HYBE Co. Ltd.	26,920	6,958
*,1	ABLBio Inc.	49,263	6,722
	LG Corp.	105,400	6,691
[1]	SK Innovation Co. Ltd.	85,610	6,642
	Hyundai Engineering & Construction Co. Ltd.	89,014	6,318
*,1	POSCO Future M Co. Ltd.	40,255	6,228
[1]	Sam Chun Dang Pharm Co. Ltd.	17,686	5,872
*	Krafton Inc.	33,339	5,853
*,1	Hanwha Systems Co. Ltd.	89,130	5,829
	Samsung SDS Co. Ltd.	47,759	5,727
[1]	APR Corp.	29,918	5,608
*,1	HLB Inc.	144,950	5,559
[1]	Peptron Inc.	26,104	5,530
[1]	KIWOOM Securities Co. Ltd.	17,952	5,518
*	LIG Nex1 Co. Ltd.	16,320	5,444
	IsuPetasys Co. Ltd.	66,017	5,332
	DB Insurance Co. Ltd.	53,280	5,260
*,1	Yuhan Corp.	67,165	5,020
*,1	Rainbow Robotics	9,872	4,970
[1]	Doosan Co. Ltd.	8,422	4,936
	Samsung Securities Co. Ltd.	76,084	4,776
	Industrial Bank of Korea	308,100	4,734
	HMM Co. Ltd.	325,120	4,506
*	LEENO Industrial Inc.	60,733	4,422
*,1	LigaChem Biosciences Inc.	31,014	4,346
[1]	Samyang Foods Co. Ltd.	4,955	4,049
	Samsung E&A Co. Ltd.	189,490	4,034
*,1	Coway Co. Ltd.	64,991	3,760
	Hankook Tire & Technology Co. Ltd.	84,386	3,732
[1]	KakaoBank Corp.	230,883	3,662
*	Korean Air Lines Co. Ltd.	225,927	3,643
*	S-Oil Corp.	49,555	3,641
	BNK Financial Group Inc.	302,358	3,484
[1]	Amorepacific Corp.	35,109	3,379
	JB Financial Group Co. Ltd.	192,614	3,361
*,1	Samsung Episholdings Co. Ltd.	7,809	3,288
*,1	Mezzion Pharma Co. Ltd.	27,010	3,228
	LS Corp.	20,364	3,211
	NH Investment & Securities Co. Ltd.	162,805	3,052
[1]	LG Innotek Co. Ltd.	17,258	2,930
*	LG Display Co. Ltd.	353,704	2,852
*	WONIK IPS Co. Ltd.	35,725	2,810
	LG Uplus Corp.	251,741	2,797
*	SK Biopharmaceuticals Co. Ltd.	33,907	2,767
	HD Construction Equipment Co. Ltd.	36,495	2,747
	PharmaResearch Co. Ltd.	8,186	2,686
*,1	Taihan Cable & Solution Co. Ltd.	131,478	2,669
*	Hanwha Corp. (XKRX)	33,589	2,667
[1]	Hyundai Autoever Corp.	8,179	2,622
*,1	L&F Co. Ltd.	30,030	2,616
	DB HiTek Co. Ltd.	35,666	2,602
*	Eo Technics Co. Ltd.	10,022	2,585
*,1	Hanmi Pharm Co. Ltd.	7,656	2,578
	GS Holdings Corp.	53,700	2,558
	NCSoft Corp.	15,660	2,547
*,1	Hanwha Solutions Corp.	128,945	2,462
	HD Hyundai Marine Solution Co. Ltd.	19,272	2,444
[1]	Doosan Bobcat Inc.	59,721	2,431
*	Hanwha Engine	64,584	2,429
	CJ Corp.	15,991	2,415
[1]	Posco International Corp.	55,642	2,403
[1]	LG CNS Co. Ltd.	48,197	2,325
*,1	D&D PharmaTech Inc.	34,953	2,295
*,1	Hanjin Kal Corp.	28,963	2,262
	Orion Corp.	27,254	2,218
	Hyundai Steel Co.	101,126	2,195

		Shares	Market Value ($000)
[1]	LG H&H Co. Ltd. (XKRX)	11,436	2,078
	Hansol Chemical Co. Ltd.	10,604	2,065
*,1	Voronoi Inc.	13,237	2,049
*	KEPCO Engineering & Construction Co. Inc.	22,497	2,043
*,1	Doosan Robotics Inc.	23,934	1,893
	iM Financial Group Co. Ltd.	171,655	1,846
	Poongsan Corp.	20,158	1,838
*,1	SKC Co. Ltd.	22,437	1,812
*	Kumho Petrochemical Co. Ltd.	18,132	1,811
	Daeduck Electronics Co. Ltd.	40,995	1,781
	Hyundai Elevator Co. Ltd.	27,140	1,774
	HL Mando Co. Ltd.	39,980	1,771
*,1	ISU Specialty Chemical	23,957	1,759
*	ST Pharm Co. Ltd.	15,730	1,746
[1]	Posco DX Co. Ltd.	64,675	1,734
*,1	Hanwha Vision Co. Ltd.	40,194	1,714
[1]	KCC Corp.	5,052	1,709
*,1	JYP Entertainment Corp.	33,472	1,703
	Kangwon Land Inc.	139,899	1,692
	Shinsegae Inc.	7,593	1,682
*,1	Pearl Abyss Corp.	42,073	1,668
[1]	HPSP Co. Ltd.	49,764	1,595
*	Oscotec Inc.	41,064	1,579
	Youngone Corp.	24,843	1,569
[1]	Sanil Electric Co. Ltd.	15,389	1,561
*,1	HD-Hyundai Marine Engine	25,195	1,543
*,1	Classys Inc.	29,428	1,514
*,1	Kakaopay Corp.	34,644	1,514
	Douzone Bizon Co. Ltd.	22,268	1,503
	Soulbrain Co. Ltd.	4,453	1,494
[1]	Dongjin Semichem Co. Ltd.	38,624	1,487
*,1	Silicon2 Co. Ltd.	40,326	1,481
	CJ CheilJedang Corp. (XKRX)	9,996	1,478
[1]	Caregen Co. Ltd.	16,707	1,455
	E-MART Inc.	22,939	1,448
[1]	Koh Young Technology Inc.	61,930	1,439
*,1	Ecopro Materials Co. Ltd.	30,625	1,426
[1]	L&C Bio Co. Ltd.	22,320	1,421
*,1	Cosmax Inc.	9,949	1,396
*,1	Enchem Co. Ltd.	20,921	1,392
*	Hyundai Marine & Fire Insurance Co. Ltd.	71,070	1,386
*	Hanall Biopharma Co. Ltd.	38,630	1,379
[1]	Hana Micron Inc.	53,093	1,374
	Misto Holdings Corp.	41,742	1,359
	S-1 Corp.	24,491	1,356
	Korean Reinsurance Co.	163,333	1,334
[1]	Celltrion Pharm Inc.	25,919	1,311
[1]	Eugene Technology Co. Ltd.	17,163	1,305
	OCI Holdings Co. Ltd.	16,118	1,286
*	Cheil Worldwide Inc.	84,237	1,283
	Iljin Electric Co. Ltd.	27,753	1,280
*,1	Hugel Inc.	6,611	1,263
	Lotte Chemical Corp.	21,762	1,256
*,1	Hotel Shilla Co. Ltd.	38,737	1,241
*	ISC Co. Ltd.	11,966	1,238
[1]	SIMMTECH Co. Ltd.	29,528	1,222
*,1	Woori Technology Inc.	189,174	1,177
	TechWing Inc.	33,863	1,160
*	Park Systems Corp.	5,503	1,156
*,1	SK Bioscience Co. Ltd.	32,302	1,135
*,1	GemVax & Kael Co. Ltd.	38,278	1,134
*,1	Doosan Fuel Cell Co. Ltd.	48,351	1,133
*,2	Netmarble Corp.	30,930	1,131
*	BHI Co. Ltd.	22,567	1,115
*,1	SM Entertainment Co. Ltd.	13,699	1,099
[1]	Hyundai Wia Corp.	18,390	1,098
*,1	Naturecell Co. Ltd.	62,729	1,094
	Samsung Card Co. Ltd.	27,651	1,090
*,1	Jusung Engineering Co. Ltd.	38,234	1,087
*,1	NongShim Co. Ltd.	3,787	1,067

		Shares	Market Value ($000)
[1]	Shinsung Delta Tech Co. Ltd.	19,321	1,065
	S&S Tech Corp.	17,009	1,063
*,1	Seojin System Co. Ltd.	40,196	1,059
*	KEPCO Plant Service & Engineering Co. Ltd.	27,083	1,050
*	DL E&C Co. Ltd.	34,099	1,047
	Hyundai Department Store Co. Ltd.	15,867	1,031
*	PSK Inc.	24,221	1,023
	GS Engineering & Construction Corp.	78,503	1,019
	Daou Technology Inc.	27,059	996
[1]	D'Alba Global Co. Ltd.	8,941	993
*,1	CosmoAM&T Co. Ltd.	27,722	975
*,1	Lotte Energy Materials Corp.	35,394	950
*	Pan Ocean Co. Ltd.	291,259	949
*	Chabiotech Co. Ltd.	61,970	940
*	Korea Gas Corp.	33,100	920
*	Tokai Carbon Korea Co. Ltd.	5,626	920
*,1	Lunit Inc.	32,466	906
	Youngone Holdings Co. Ltd.	6,277	902
[1]	Lake Materials Co. Ltd.	48,287	890
*,1	Daewoo Engineering & Construction Co. Ltd.	257,446	884
*	Han Kuk Carbon Co. Ltd.	37,697	882
	SK REITs Co. Ltd.	226,253	874
[1]	Kolon Industries Inc.	22,886	870
	LX International Corp.	32,499	863
	Kolmar Korea Co. Ltd.	17,829	863
*	Hyosung Corp.	8,073	852
*,1	F&F Co. Ltd.	16,542	836
	Lotte Corp.	37,795	821
*,1	CS Wind Corp.	29,080	820
*	Kumho Tire Co. Inc.	192,858	805
	BGF retail Co. Ltd.	9,353	788
	Lotte Shopping Co. Ltd.	13,301	776
*,1	Hyundai Bioscience Co. Ltd.	99,988	776
*	Hanwha Life Insurance Co. Ltd.	317,995	769
[1]	Seah Besteel Holdings Corp.	15,088	767
*	Hyosung TNC Corp.	2,933	764
[1]	People & Technology Inc.	20,814	762
*	Green Cross Corp.	6,626	757
*	Lotte Tour Development Co. Ltd.	42,991	748
	CJ Logistics Corp.	10,347	744
[1]	YG Entertainment Inc.	14,369	744
[1]	HK inno N Corp.	18,902	737
[1]	TES Co. Ltd.	14,748	727
	Seegene Inc.	36,690	726
[1]	Daishin Securities Co. Ltd.	32,661	709
[1]	Daejoo Electronic Materials Co. Ltd.	13,362	700
*	Paradise Co. Ltd.	55,609	683
	Dongsuh Cos. Inc.	37,125	670
*,1	Intellian Technologies Inc.	9,032	656
[1]	Pharmicell Co. Ltd.	67,516	655
*,1	Hanon Systems	287,798	654
[1]	Doosan Tesna Inc.	14,046	654
	GS Retail Co. Ltd.	42,438	652
*	Hanmi Science Co. Ltd.	22,067	651
[1]	NEXTIN Inc.	9,532	649
*,1	GI Innovation Inc.	58,918	643
	ESR Kendall Square REIT Co. Ltd.	207,701	637
*,1	Il Dong Pharmaceutical Co. Ltd.	24,178	636
	RFHIC Corp.	19,184	634
*	CJ ENM Co. Ltd.	12,195	632
*	Daewoong Pharmaceutical Co. Ltd.	5,354	627
*	HAESUNG DS Co. Ltd.	14,045	623
	HDC Hyundai Development Co-Engineering & Construction	43,314	618
*,1	Creative & Innovative System	66,084	607
*	Hanwha Investment & Securities Co. Ltd.	135,832	602
*	SL Corp.	15,595	601
*,1,3	Fadu Inc.	40,626	600
	LOTTE Fine Chemical Co. Ltd.	17,718	582
	Amorepacific Holdings Corp.	29,277	582
*,1,2	SK IE Technology Co. Ltd.	30,517	577

		Shares	Market Value ($000)
*,1	Advanced Nano Products Co. Ltd.	11,943	569
*,1	LS Materials Ltd.	47,154	566
[1]	Shinhan Alpha REIT Co. Ltd.	136,999	553
	LX Semicon Co. Ltd.	14,478	549
	SK Chemicals Co. Ltd.	11,808	549
*	SOLUM Co. Ltd.	49,929	546
*	Wemade Co. Ltd.	23,363	528
	Chong Kun Dang Pharmaceutical Corp.	8,825	523
*,1	Synopex Inc.	97,921	518
*	Kakao Games Corp.	41,571	511
	Medytox Inc.	5,475	509
[1]	Ecopro HN Co. Ltd.	17,738	509
*	SK oceanplant Co. Ltd.	38,449	502
*	ENF Technology Co. Ltd.	12,313	499
	LOTTE REIT Co. Ltd.	164,425	498
*,1	Ananti Inc.	85,303	496
	Hankook & Co. Co. Ltd.	26,463	495
*	Korea Petrochemical Ind Co. Ltd.	4,398	477
	SK Networks Co. Ltd.	122,684	476
	Seobu T&D	38,889	474
*,1	Harim Holdings Co. Ltd.	47,583	474
*,1	Studio Dragon Corp.	13,849	473
*	KMW Co. Ltd.	36,170	473
*	HS Hyosung Advanced Materials Corp.	2,884	472
[1]	Cheryong Electric Co. Ltd.	13,960	470
*	Cafe24 Corp.	17,884	469
	Otoki Corp.	1,729	463
	SK Gas Ltd.	2,849	460
*	Duk San Neolux Co. Ltd.	16,900	457
*,1	Hite Jinro Co. Ltd.	37,402	456
*,1	SFA Semicon Co. Ltd.	84,193	453
	DoubleUGames Co. Ltd.	12,016	446
[1]	Sung Kwang Bend Co. Ltd.	19,737	445
*,1	Danal Co. Ltd.	70,056	444
*	Sungeel Hitech Co. Ltd.	8,815	431
[1]	Hana Tour Service Inc.	13,375	429
*	Foosung Co. Ltd.	73,118	428
[1]	NICE Information Service Co. Ltd.	35,237	424
*	DL Holdings Co. Ltd.	14,176	406
*,1	Binex Co. Ltd.	35,994	406
	SK Discovery Co. Ltd.	10,068	404
*	Daewoong Co. Ltd.	24,126	401
*	CJ CGV Co. Ltd.	95,161	399
	Soop Co. Ltd.	7,802	399
	SFA Engineering Corp.	16,607	388
	HDC Holdings Co. Ltd.	29,325	386
*,1	SHIFT UP Corp.	16,027	386
*,1	Cosmochemical Co. Ltd.	32,923	378
	DongKook Pharmaceutical Co. Ltd.	28,992	377
[1]	Posco M-Tech Co. Ltd.	27,338	375
[1]	Solid Inc.	63,534	374
*,1	VT Co. Ltd.	25,846	368
	TK Corp.	18,653	367
	JR Global REIT	224,679	363
[1]	NHN KCP Corp.	22,972	360
	Lotte Rental Co. Ltd.	16,766	359
*,1	GS P&L Co. Ltd.	10,066	358
	Lotte Chilsung Beverage Co. Ltd.	3,818	353
	Dongwon Industries Co. Ltd.	12,211	352
	Orion Holdings Corp.	24,323	352
	BH Co. Ltd.	27,820	352
*,1	Shin Poong Pharmaceutical Co. Ltd.	38,748	349
	SNT Motiv Co. Ltd.	14,248	347
*	JW Pharmaceutical Corp.	16,044	346
	Dong-A Socio Holdings Co. Ltd.	4,574	345
	Daesang Corp.	22,688	342
	NHN Corp.	15,273	342
[1]	KC Tech Co. Ltd.	10,565	342
*,1	HLB Life Science Co. Ltd.	117,518	339
	Hancom Inc.	18,662	333

		Shares	Market Value ($000)
*	TKG Huchems Co. Ltd.	23,711	329
*	Sebang Global Battery Co. Ltd.	7,355	325
	LX Holdings Corp.	53,856	325
*	Eubiologics Co. Ltd.	37,352	324
	Korea Electric Terminal Co. Ltd.	6,129	318
*,1	Hanssem Co. Ltd.	9,683	313
	Yuanta Securities Korea Co. Ltd.	97,416	312
	Grand Korea Leisure Co. Ltd.	34,777	310
[1]	Hyundai GF Holdings	47,960	308
*	Innox Advanced Materials Co. Ltd.	13,575	306
*	Hanwha General Insurance Co. Ltd.	71,879	302
*	Sungwoo Hitech Co. Ltd.	54,259	301
*	Seoul Semiconductor Co. Ltd.	55,618	299
*	Green Cross Holdings Corp.	27,591	299
	Mcnex Co. Ltd.	14,132	298
	Binggrae Co. Ltd.	5,694	295
*	Ahnlab Inc.	6,326	292
	Hanil Cement Co. Ltd.	23,608	280
*	SD Biosensor Inc.	44,845	280
*	Young Poong Corp.	6,169	277
	Innocean Worldwide Inc.	20,975	277
*	Asiana Airlines Inc.	52,073	276
*	Neowiz	13,078	276
	OCI Co. Ltd.	5,619	274
	InBody Co. Ltd.	12,017	272
[1]	KH Vatec Co. Ltd.	19,909	264
*	DI Dong Il Corp.	18,854	263
*	Dentium Co. Ltd.	7,768	259
*,1	Nexon Games Co. Ltd.	28,206	259
*	IS Dongseo Co. Ltd.	15,718	257
*,1	TCC Steel	21,658	255
[1]	BNC Korea Co. Ltd.	73,467	250
*	Bioneer Corp.	26,189	246
*	i-SENS Inc.	21,550	245
	Hyundai Home Shopping Network Corp.	6,080	244
*	Solus Advanced Materials Co. Ltd.	43,066	243
	HL Holdings Corp.	7,644	242
*	Komipharm International Co. Ltd.	48,343	239
	SK Securities Co. Ltd.	362,252	238
	Humedix Co. Ltd.	7,749	236
	Samchully Co. Ltd.	2,332	232
	Dongkuk Steel Mill Co. Ltd.	37,851	232
*	Shinsung E&G Co. Ltd.	185,585	229
*	Samyang Biopharmaceuticals Corp.	3,445	229
	Bukwang Pharmaceutical Co. Ltd.	81,820	228
*	Unid Co. Ltd.	4,057	224
*	Youlchon Chemical Co. Ltd.	11,863	223
*	Boryung	34,542	222
	Eugene Investment & Securities Co. Ltd.	73,834	219
	Lotte Wellfood Co. Ltd.	2,706	218
	E1 Corp.	3,491	215
*	Korea Line Corp.	158,993	215
	INTOPS Co. Ltd.	13,914	213
*,1	Daea TI Co. Ltd.	72,499	212
	Myoung Shin Industrial Co. Ltd.	33,248	212
*	Advanced Process Systems Corp.	14,177	210
*	Webzen Inc.	17,380	208
	Handsome Co. Ltd.	15,955	205
	Huons Global Co. Ltd.	5,829	205
	LF Corp.	15,205	203
	Hyundai Green Food	19,061	202
*	Com2uSCorp	7,888	201
*,1	Chunbo Co. Ltd.	4,924	200
*	MegaStudyEdu Co. Ltd.	6,207	200
	KCC Glass Corp.	10,673	199
	Dong-A ST Co. Ltd.	5,141	195
	Partron Co. Ltd.	39,100	195
*,1	HLB Therapeutics Co. Ltd.	93,207	192
*	Samwha Capacitor Co. Ltd.	8,722	191
	Nexen Tire Corp.	34,205	191

		Shares	Market Value ($000)
*	PI Advanced Materials Co. Ltd.	16,375	184
*,1	W Scope Chungju Plant Co. Ltd.	27,594	183
	Huons Co. Ltd.	9,566	182
	Soulbrain Holdings Co. Ltd.	4,449	181
*,1	Taekwang Industrial Co. Ltd.	293	177
*	CMG Pharmaceutical Co. Ltd.	125,860	176
*	GOLFZON Co. Ltd.	4,135	174
*	Vaxcell-Bio Therapeutics Co. Ltd.	23,952	173
*	Tongyang Life Insurance Co. Ltd.	35,954	172
*	Jeju Air Co. Ltd.	45,111	169
*	UniTest Inc.	16,989	169
*	GC Cell Corp.	9,045	168
	Hankook Shell Oil Co. Ltd.	541	164
*,1	Joongang Advanced Materials Co. Ltd.	84,146	159
	LX Hausys Ltd.	7,559	152
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	149
*	HYUNDAI Corp.	9,252	145
*	KISWIRE Ltd.	9,608	144
	Hansae Co. Ltd.	14,725	143
*	Vieworks Co. Ltd.	7,236	142
*,3	Kum Yang Co. Ltd.	20,452	141
*	Korea United Pharm Inc.	10,554	140
*	Samyang Holdings Corp.	3,241	137
*	Genexine Inc.	39,179	137
*,3	Ilyang Pharmaceutical Co. Ltd.	14,932	134
*	Yungjin Pharmaceutical Co. Ltd.	98,804	131
*	Samyang Corp.	3,926	130
	iMarketKorea Inc.	23,926	130
	NICE Holdings Co. Ltd.	13,366	129
	Zinus Inc.	13,963	122
	Hansol Paper Co. Ltd.	19,492	114
	Songwon Industrial Co. Ltd.	17,802	112
*	GeneOne Life Science Inc.	84,701	112
*	Hanjin Logistics Corp.	7,822	108
*	Modetour Network Inc.	13,588	106
*,3	NKMax Co. Ltd.	15,367	102
*	DIO Corp.	9,008	99
*	HS Industries Co. Ltd.	42,215	98
*	Humasis Co. Ltd.	141,036	98
*,1	Dawonsys Co. Ltd.	36,610	84
*,3	Hyosung Chemical Corp.	2,336	63
*,1	Amicogen Inc.	55,210	63
*	Namyang Dairy Products Co. Ltd.	1,735	58
			2,325,895
Total Common Stocks (Cost $9,715,680)			13,203,606
Preferred Stocks (0.8%)
	Samsung Electronics Co. Ltd. Preference Shares	992,102	80,361
	Hyundai Motor Co. Preference Shares (XKRX)	42,131	7,957
	Hyundai Motor Co. Preference Shares	26,137	4,825
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	159,996	1,776
	LG Chem Ltd. Preference Shares	8,629	951
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,472	904
*	Hanwha Corp. Preference Shares	24,164	803
	LG Electronics Inc. Preference Shares	21,567	748
[1]	Doosan Co. Ltd. Preference Shares	2,139	695
	Amorepacific Corp. (XKRX) Preference Shares	11,389	406
	Daishin Securities Co. Ltd. Preference Shares	24,326	389
	LG H&H Co. Ltd. Preference Shares	2,502	192
*	Samsung SDI Co. Ltd. Preference Shares	1,317	187
	CJ CheilJedang Corp. Preference Shares	725	70
Total Preferred Stocks (Cost $35,519)			100,264
Rights (0.0%)
*,3	29Metals Ltd. Exp. 2/11/2026 (Cost $—)	63,688	—

		Shares	Market Value ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $260,529)	2,605,395	260,539
Total Investments (101.4%) (Cost $10,011,728)			13,564,409
Other Assets and Liabilities—Net (-1.4%)			(188,184)
Net Assets (100%)			13,376,225
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $212,230.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $43,388, representing 0.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $231,217 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	March 2026	100	13,400	2,620
S&P ASX 200 Index	March 2026	100	15,367	151
Topix Index	March 2026	178	41,142	741
				3,512

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	23,973	USD	15,915	776	—
Barclays Bank plc	3/18/2026	AUD	7,126	USD	4,769	192	—
Standard Chartered Bank	3/18/2026	JPY	4,714,347	USD	30,567	18	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	4,325,729	USD	27,833	230	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	3,350,000	USD	21,774	—	(41)
Morgan Stanley Capital Services Inc.	3/18/2026	JPY	1,333,376	USD	8,562	88	—
Goldman Sachs International	3/18/2026	JPY	1,293,763	USD	8,251	143	—
Toronto-Dominion Bank	3/18/2026	JPY	1,273,717	USD	8,097	166	—
BNP Paribas	3/18/2026	KRW	8,423,584	USD	5,755	61	—
Toronto-Dominion Bank	3/18/2026	USD	5,521	AUD	8,213	—	(198)
State Street Bank & Trust Co.	3/18/2026	USD	4,627	AUD	6,913	—	(186)
Toronto-Dominion Bank	3/18/2026	USD	13,590	HKD	105,803	24	—
Standard Chartered Bank	3/18/2026	USD	3,257	HKD	25,280	15	—
Toronto-Dominion Bank	3/18/2026	USD	34,714	JPY	5,424,085	—	(473)
HSBC Bank plc	3/18/2026	USD	27,997	JPY	4,341,702	—	(169)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	15,854	JPY	2,453,070	—	(60)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Goldman Sachs International	3/18/2026	USD	8,373	KRW	12,321,596	—	(135)
UBS AG	3/18/2026	USD	3,420	SGD	4,410	—	(59)
						1,713	(1,321)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,056 and cash of $610 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,759	13,195,298	3,549	13,203,606
Preferred Stocks	—	100,264	—	100,264
Rights	—	—	—	—
Temporary Cash Investments	260,539	—	—	260,539
Total	265,298	13,295,562	3,549	13,564,409
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,512	—	—	3,512
Forward Currency Contracts	—	1,713	—	1,713
Total	3,512	1,713	—	5,225
Liabilities
Forward Currency Contracts	—	(1,321)	—	(1,321)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.